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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21569

                     Pioneer Ibbotson Asset Allocation Series
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  July 31


Date of reporting period:  August 1, 2005 through July 31, 2006


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.

--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                    IBBOTSON
                                ASSET ALLOCATION
                                     SERIES


                                     Annual
                                     Report

                                     7/31/06


                                 [LOGO] PIONEER
                                        INVESTMENTS(R)

 Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                         2

Market Overview and Outlook                                                   4

Comparing Ongoing Fund Expenses                                               7

Portfolio Reviews                                                            15

Prices and Distributions                                                     17

Conservative Allocation Fund - Portfolio Summary and
  Performance Update                                                         19

Moderate Allocation Fund - Portfolio Summary and
  Performance Update                                                         24

Growth Allocation Fund - Portfolio Summary and
  Performance Update                                                         29

Aggressive Allocation Fund - Portfolio Summary and
  Performance Update                                                         34

Schedule of Investments                                                      39

Financial Statements                                                         43


Notes to Financial Statements                                                65

Report of Independent Registered Public Accounting Firm                      77

Trustees, Officers and Service Providers                                     78

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
We know from the history of the capital markets that sudden shifts in investor sentiment can occur with little warning, based on an assortment of events. We believe such a shift in sentiment is occurring in reaction to the possibility that U.S. economic growth may slow in the second half of 2006.

While U.S. markets fell in late May and early June, the economic events of the six- and 12-month periods ending July 31, 2006, have actually been characterized by continued low inflation at home and strong growth prospects abroad with rising commodity and stock prices.

According to the International Monetary Fund, international economic growth in 2004-2005 was the fastest of any two-year period in more than 30 years, and 2006 growth is projected to match the healthy growth of 2005. The growth has been broad-based, with Europe, Japan, and emerging market economies all showing strength. The result has been rising prices across a broad range of commodities, increasing corporate profits, and higher interest rates.

The U.S. bond markets' concern has been that strong economic growth would spark inflation - we have already seen commodity prices rise, and U.S. labor costs are threatening to increase, since we are close to full employment. That may also be a reason why public sentiment is becoming uneasy.

Despite strong first quarter economic growth, the U.S. economy for the second half of the year may slow in reaction to past increases in interest rates and energy costs. Thus far the only sign of such a slowdown has been a cooling housing market. Yet many observers believe a slower growing economy could be welcomed by the markets.

The U.S. Federal Reserve has continued its program of measured short-term interest rate increases. However, the Fed Chairman, Ben Bernanke, indicated that inflation may moderate, which would permit the Fed to stop raising interest rates. Such action could have positive effects for both consumers and investors over the intermediate-to- longer term. By restraining inflation, the Fed may also limit upward

Letter

pressure on longer-maturity bond yields and downward pressure on stocks' price/earnings ratios.

In summary, we think security market valuations remain reasonable, and yet there are no guarantees in investing. The unpredictability reinforces the importance of Pioneer's message that investors should remain diversified, take a long-term view, and base investment decisions on economic and market fundamentals, rather than on emotion. Our investment philosophy and approach continue to be based on the use of fundamental research to identify a range of opportunities that offer an attractive balance of risk and reward to help shareowners work toward their long-term goals.

Respectfully,


/s/Obert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
MARKET OVERVIEW AND OUTLOOK 7/31/06
--------------------------------------------------------------------------------

In the following interview, portfolio manager Peng Chen, Chief Investment Officer for Ibbotson Associates Advisors, LLC, discusses the market environment and investment strategies that applied to the portfolios in the Pioneer Ibbotson Asset Allocation Series during the annual period ended July 31, 2006.

Q.   Could you characterize the economic backdrop during the fiscal year?

A. The economic situation was difficult to interpret for most of the year. Economic growth was generally healthy, although it experienced a slight slowdown at the end of 2005, before rebounding in the first quarter of 2006. The more recent employment data have failed to provide a clear picture. In particular, job creation in manufacturing has been disappointing. While core inflation (which excludes energy and food) has remained relatively subdued, inflation concerns increased over the year, driven primarily by high energy prices.

     On the interest rate front, the Federal Reserve began to raise short-term rates in 2004 and continued to tighten gradually throughout our fiscal year. For much of the first half of the period, long-term interest rates were surprisingly stable in the face of the Fed tightening, but they did eventually trend upward and ended the period higher. The environment of rising interest rates led to tepid bond market performance. Most areas of the domestic equity market finished modestly higher, led by value stocks, although prices have basically continued to fluctuate within a range. International equities provided very strong returns over the period.

Q. What were the strategic considerations that you applied to the four portfolios in allocating assets?

A. Assets have continued to be invested in keeping with the respective broad asset allocation and specific mutual fund targets established for each portfolio. Within the U.S. stock portion of the portfolios, we began the period with a moderate emphasis on value stocks and a corresponding underweighting of more growth-oriented investments. As the period progressed, we removed this overweighting of value stocks in favor of a neutral position between the growth and value categories, reflecting our current view that there is no clear direction that would support an overweighting of either category. With respect to market capitalization, in the second half of the year we introduced a slight overweighting of U.S. large-cap stocks relative to small cap stocks. We did this for a number of reasons. First, although small-cap stocks have historically outperformed large-caps over long periods, there is a cyclical aspect to this performance leadership. After several years of small-cap outperformance, this trend seems to have become less pronounced. In our view this suggests that a cycle of large-cap performance leadership may begin reasonably soon. Supporting this view as well is the fact that small-cap stocks are currently trading at valuations approximately double those for large-caps. Finally, if, as many expect, the economy slows as a result of higher interest rates, large-cap stocks may be more resilient.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Throughout the period, we have maintained neutral target weightings in the non-U.S. equity market alternatives, both developed and emerging.

     A strategic emphasis that we maintained for the entire year is within the bond portion of the portfolios, where we have underweighted the long-term bond vehicle, with the difference allocated to the shorter-term fixed-income alternative. While we do not see a clear direction for long-term interest rates over the short term, over time we do expect long-term bond yields to continue to trend higher, with corresponding downward pressure on prices of these issues. In addition, short-term rates have become much more attractive given the Fed's raising of the benchmark rate. In view of these factors, we believe the risk/reward profile is more favorable among shorter term issues. Elsewhere within fixed-income, we have maintained neutral positions in the high-yield bond offering, as well as in the non-U.S. fixed-income option.

     Finally, we continue to underweight REITs (Real Estate Investment Trusts). REITs are traditionally most attractive to investors seeking income return, and these issues benefited from the period of low interest rates experienced in the recent past. As rates have risen, REIT yields have reached historically low levels relative to Treasury bonds. At the same time, REITs in the aggregate are priced at roughly double the general stock market, as gauged by traditional valuation measures such as price-to-earnings ratio. In addition to appearing fully valued when compared to both bonds and the rest of the stock market, REITs may be vulnerable to higher market interest rate levels, which we expect to lead to continued cooling in the real estate sector. While our underweighting of the sector has not aided performance to date, we believe our current positioning is prudent given this backdrop.

Q. What factors are you watching most closely as you determine strategy for the Portfolios going forward?

A. Going forward, we will continue to monitor economic indicators and interest rates to evaluate whether we need to adjust the views underlying our strategic allocations. The Federal deficit has been stable around four percent of Gross Domestic Product (GDP); the trade deficit reached a record six percent of GDP; and the absence of household savings persists. While the markets do not seem to be especially focused on these numbers, the persistence of these imbalances is something we are watching.

     The markets are, however, focused on the Fed's next moves. With the transition to Chairman Bernanke in early 2006, the Fed has announced a shift from a course of measured rate increases to a data-driven approach to policy. As a result, many economists have been paying even more attention than usual to economic releases, which are expected to affect short-term interest rates and, through them, the economy and the markets. On the one hand, we have limited employment growth and core inflation that remains relatively low; on the other hand, core inflation is increasing and GDP growth is solid. Will Chairman Bernanke keep increasing the benchmark rate to

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
MARKET OVERVIEW AND OUTLOOK 7/31/06                                (continued)
--------------------------------------------------------------------------------

     strengthen his reputation as an inflation hawk, or will he keep the rate stable while waiting for the effects of the 17 consecutive increases to kick in? In the meantime, the U.S. yield curve, which represents the relationship between bond yields and maturities, remains rather flat - meaning there is very little reward for buying longer maturities. The stock market appears to be treading water pending economic data that will enable participants to forecast Fed actions more effectively.

     We continue to view the financial markets as lacking in clear direction, making appropriate diversification across asset classes vitally important as we enter a new fiscal year.


Each portfolio's performance depends on the adviser's skill in determining the strategic asset class allocations, the mix of underlying Pioneer funds, as well as the performance of those underlying funds. The underlying funds' performance may be lower than the performance of the asset class that they were selected to represent. Stocks and bonds can decline due to adverse issuer, market, regulatory, or economic developments. International markets may be less liquid and can be more volatile than U.S. markets. These risk factors, including those associated with currency exchange rates, also apply to investments in international markets, all of which make international markets more volatile and less liquid than investments in domestic markets. Some of the underlying funds can invest in either high-yield securities or small/emerging growth companies. Investments in these types of securities generally are subject to greater volatility than either higher-grade securities or more-established companies, respectively. Before making an investment in any portfolio, you should consider all the risks associated with it.

Please see the Portfolio Reviews beginning on page 15 for information on specific weightings and performance for each of the four portfolios in the Pioneer Ibbotson Asset Allocation Series.

Any information in this shareholder report regarding market or economic trends or the factors influencing each portfolios' historical or future performance are statements of the opinion of the portfolios' management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Ibbotson Conservative Allocation Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000 Example: an $8,600 account value - $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Conservative Allocation Fund

Based on actual returns from February 1, 2006 through July 31, 2006.


Share Class                                A                 B                 C                 Y
----------------------------------------------------------------------------------------------------
 Beginning Account Value
 On 2/1/06                           $1,000.00         $1,000.00         $1,000.00         $1,000.00
 Ending Account Value
 On 7/31/06                          $1,000.97         $  996.20         $  997.18         $1,000.00
 Expenses Paid During Period*        $    7.34         $   11.78         $   11.79         $    9.47

 * Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. The combined totals were 1.48%, 2.38%, 2.38% and 1.91% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 181/365 (to reflect the partial year period) to calculate the "Expenses Paid During Period" in the table above.

Pioneer Ibbotson Conservative Allocation Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES 7/31/06                            (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Conservative Allocation Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from February 1, 2006 through July 31, 2006.


Share Class                               A                 B                 C                 Y
----------------------------------------------------------------------------------------------------
 Beginning Account Value
 On 2/1/06                           $1,000.00         $1,000.00         $1,000.00         $1,000.00
 Ending Account Value
 On 7/31/06                          $1,017.46         $1,012.99         $1,012.99         $1,015.32
 Expenses Paid During
 Period*                             $    7.40         $   11.88         $   11.88         $    9.54

 * Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. The combined totals were 1.48%, 2.38%, 2.38% and 1.91% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 181/365 (to reflect the partial year period) to calculate the "Expenses Paid During Period" in the table above.

Pioneer Ibbotson Moderate Allocation Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000 Example: an $8,600 account value - $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Moderate Allocation
Fund

Based on actual returns from February 1, 2006 through July 31, 2006.


Share Class                               A                 B                 C                 Y
----------------------------------------------------------------------------------------------------
 Beginning Account Value
 On 2/1/06                           $1,000.00         $1,000.00         $1,000.00         $1,000.00
 Ending Account Value
 On 7/31/06                          $  993.00         $  988.22         $  989.92         $  995.66
 Expenses Paid During Period*        $    6.92         $   11.24         $   10.81         $    5.20

 * Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. The combined totals were 1.40%, 2.28%, 2.19% and 1.05%, for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 181/365 (to reflect the partial year period) to calculate the "Expenses Paid During Period" in the table above.

Pioneer Ibbotson Moderate Allocation Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES 7/31/06                            (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Moderate Allocation
Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from February 1, 2006 through July 31, 2006.


Share Class                               A                 B                 C                 Y
----------------------------------------------------------------------------------------------------
 Beginning Account Value
 On 2/1/06                           $1,000.00         $1,000.00         $1,000.00         $1,000.00
 Ending Account Value
 On 7/31/06                          $1,017.85         $1,013.49         $1,013.93         $1,019.59
 Expenses Paid During
 Period*                             $    7.00         $   11.38         $   10.94         $    5.26

 * Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. The combined totals were 1.40%, 2.28%, 2.19% and 1.05%, for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 181/365 (to reflect the partial year period) to calculate the "Expenses Paid During Period" in the table above.

Pioneer Ibbotson Growth Allocation Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000 Example: an $8,600 account value - $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Growth Allocation Fund

Based on actual returns from February 1, 2006 through July 31, 2006.


Share Class                               A                 B                 C                 Y
----------------------------------------------------------------------------------------------------
 Beginning Account Value
 On 2/1/06                           $1,000.00         $1,000.00         $1,000.00         $1,000.00
 Ending Account Value
 On 7/31/06                          $  989.39         $  985.60         $  986.35         $  995.82
 Expenses Paid During Period*        $    7.65         $   11.72         $   11.18         $    5.54

 * Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. The combined totals were 1.55%, 2.38%, 2.27% and 1.12%, for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 181/365 (to reflect the partial year period) to calculate the "Expenses Paid During Period" in the table above.

Pioneer Ibbotson Growth Allocation Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES 7/31/06                            (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Growth Allocation Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from February 1, 2006 through July 31, 2006.


Share Class                               A                 B                 C                 Y
----------------------------------------------------------------------------------------------------
 Beginning Account Value
 On 2/1/06                           $1,000.00         $1,000.00         $1,000.00         $1,000.00
 Ending Account Value
 On 7/31/06                          $1,017.11         $1,012.99         $1,013.54         $1,019.24
 Expenses Paid During
 Period*                             $    7.75         $   11.88         $   11.33         $    5.61

 * Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. The combined totals were 1.55%, 2.38%, 2.27% and 1.12%, for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 181/365 (to reflect the partial year period) to calculate the "Expenses Paid During Period" in the table above.

Pioneer Ibbotson Aggressive Allocation Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000 Example: an $8,600 account value - $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Aggressive Allocation Fund

Based on actual returns from February 1, 2006 through July 31, 2006.


Share Class                               A                 B                 C                 Y
----------------------------------------------------------------------------------------------------
 Beginning Account Value
 On 2/1/06                           $1,000.00         $1,000.00         $1,000.00         $1,000.00
 Ending Account Value
 On 7/31/06                          $  985.67         $  981.74         $  982.83         $  986.52
 Expenses Paid During Period*        $    8.32         $   12.33         $   11.95         $    6.06

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. The combined totals were 1.69%, 2.51%, 2.43% and 1.23%, for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 181/365 (to reflect the partial year period) to calculate the "Expenses Paid During Period" in the table above.

Pioneer Ibbotson Aggressive Allocation Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES 7/31/06                            (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Aggressive Allocation Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from February 1, 2006 through July 31, 2006.


Share Class                               A                 B                 C                 Y
----------------------------------------------------------------------------------------------------
 Beginning Account Value
 On 2/1/06                           $1,000.00         $1,000.00         $1,000.00         $1,000.00
 Ending Account Value
 On 7/31/06                          $1,016.41         $1,012.35         $1,012.74         $1,018.70
 Expenses Paid During
 Period*                             $    8.45         $   12.52         $   12.13         $    6.16

 * Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. The combined totals were 1.69%, 2.51%, 2.43% and 1.23%, for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 181/365 (to reflect the partial year period) to calculate the "Expenses Paid During Period" in the table above.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
PORTFOLIO REVIEWS 7/31/06
--------------------------------------------------------------------------------

Conservative Allocation

The Fund's total return for the annual period ended July 31, 2006, was 3.33% for Class A shares, at net asset value.

The Fund targeted an asset allocation of 30% equities and 70% fixed-income during the period. Within the equity portion of the Fund, Pioneer International Equity Fund was the largest holding at 7.2% of assets on July 31, 2006. Pioneer Oak Ridge Large Cap Growth Fund was the next largest equity holding at 7.0% of assets. Large capitalization holdings were weighted slightly above target at the end of the period, reflecting management's view that these stocks were more attractive than their smaller cap counterparts. Within the fixed-income portion of the Fund, the largest holding at the end of the period was in a shorter duration bond fund, Pioneer Short Term Income Fund, at 23.9%, followed by Pioneer Bond Fund at 16.0% of assets.

Moderate Allocation

The Fund's total return for the annual period ended July 31, 2006, was 4.98% for Class A shares, at net asset value.

The Portfolio targeted an asset allocation of 60% equities, 40% fixed-income during the period. Within the equity portion of the Portfolio, Pioneer Oak Ridge Large Cap Growth Fund was the largest holding at 13.7% of assets on July 31, 2006. Pioneer International Equity Fund was the next largest equity holding at 11.4% of assets. Large capitalization holdings were weighted slightly above target at the end of the period, reflecting management's view that these stocks were more attractive than their smaller cap counterparts. Within the fixed-income portion of the Fund, the largest holding at the end of the period was in a shorter duration bond fund, Pioneer Short Term Income Fund, at 16.0%, followed by Pioneer Bond Fund at 9.1% of assets.

Growth Allocation

The Fund's total return for the annual period ended July 31, 2006 was 6.29% for Class A shares, at net asset value.

The Portfolio targeted an asset allocation of 75% equities, 25% fixed-income during the period. Within the equity portion of the fund, Pioneer International Equity Fund was the largest holding at 15.3% of assets on July 31, 2006. The largest domestic equity allocation was to Pioneer Oak Ridge Large Cap Growth Fund (13.5%) followed by Pioneer Research Fund (11.2%). Large capitalization holdings were weighted slightly above target at the end of the period, reflecting

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
PORTFOLIO REVIEWS 7/31/06                                          (continued)
--------------------------------------------------------------------------------

management's view that these stocks were more attractive than their smaller cap counterparts. Within the fixed-income portion of the Fund, the largest holding at the end of the period was in a shorter term bond fund, Pioneer Short Term Income Fund, at 11.8% of assets, while Pioneer Bond Fund represented 8.0% of assets.

Aggressive Allocation

The Fund's total return for the annual period ended July 31, 2006 was 7.30% for Class A shares.

The Fund targeted an asset allocation of 90% equities, 10% fixed-income during the period. Within the equity portion of the fund, Pioneer International Equity Fund was the largest holding at 20.3% of assets on July 31, 2006. On the domestic side, Pioneer Oak Ridge Large Cap Growth Fund (14.9%) and Pioneer Research Fund (14.3%) were the largest holdings. Large capitalization holdings were weighted slightly above target at the end of the period, reflecting management's view that these stocks were more attractive than their smaller cap counterparts. The fixed-income portion of the Fund was invested in a longer term bond fund, Pioneer Bond Fund, at 6.1% of assets, while Pioneer Short Term Income Fund represented 3.0% of assets.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Any information in this shareholder report regarding market or economic trends or the factors influencing each portfolios' historical or future performance are statements of the opinion of the portfolios' management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

Conservative Allocation Fund

 Class             7/31/06           7/31/05
-------           ---------         --------
    A              $10.56            $10.29
    B              $10.44            $10.28
    C              $10.44            $10.26

                   7/31/06           10/5/05
                  ---------         --------
    Y              $10.57            $10.32


  Moderate Allocation Fund

 Class             7/31/06           7/31/05
-------           ---------         --------
    A              $11.39            $11.15
    B              $10.92            $10.77
    C              $10.85            $10.68


                   7/31/06           9/26/05
                  ---------         --------
    Y              $11.43            $11.18


  Growth Allocation Fund

 Class             7/31/06           7/31/05
-------           ---------         --------
    A              $12.04            $11.50
    B              $10.93            $10.51
    C              $11.58            $11.10

                   7/31/06           9/26/05
                  ---------         --------
    Y              $12.13            $11.54


  Aggressive Allocation Fund

 Class             7/31/06           7/31/05
-------           ---------         --------
    A              $12.39            $11.82
    B              $11.84            $11.39
    C              $12.00            $11.54


                   7/31/06           9/26/05
                  ---------         --------
    Y              $12.41            $11.87

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS                                           (continued)
--------------------------------------------------------------------------------

Distributions Per Share
--------------------------------------------------------------------------------

Conservative Allocation Fund

                                     8/1/05 - 7/31/06
                                     ----------------
                      Net
                   Investment        Short-Term         Long-Term
 Class               Income        Capital Gains      Capital Gains
-------              ------        -------------      -------------
    A               $0.0633            $ -                $0.0086
    B               $0.0633            $ -                $0.0086
    C               $0.0633            $ -                $0.0086
    Y               $0.0633            $ -                $0.0086

  Moderate Allocation Fund

                                     8/1/05 - 7/31/06
                                     ----------------
                      Net
                   Investment        Short-Term         Long-Term
 Class               Income        Capital Gains      Capital Gains
-------              ------        -------------      -------------
    A               $0.0645            $ -                $0.2446
    B               $0.0320            $ -                $0.2446
    C               $0.0149            $ -                $0.2446
    Y               $0.0774            $ -                $0.2446

  Growth Allocation Fund

                                     8/1/05 - 7/31/06
                                     ----------------
                      Net
                   Investment        Short-Term         Long-Term
 Class               Income        Capital Gains      Capital Gains
-------              ------        -------------      -------------
    A               $  0.0493          $ -                $0.129
    B               $  0.0185          $ -                $0.129
    C               $    -             $ -                $0.129
    Y               $0.0642            $ -                $0.129

  Aggressive Allocation Fund

                                     8/1/05 - 7/31/06
                                     ----------------
                      Net
                   Investment        Short-Term         Long-Term
 Class               Income        Capital Gains      Capital Gains
-------              ------        -------------      -------------
    A               $0.0162            $ -                $0.2687
    B               $  -               $ -                $0.2687
    C               $  -               $ -                $0.2687
    Y               $0.0281            $ -                $0.2687

Pioneer Ibbotson Conservative Allocation Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 7/31/06
--------------------------------------------------------------------------------

Target Asset Allocations
--------------------------------------------------------------------------------


(The following table is depicted as a pie chart in the printed material)

Fixed Income        70%
Equity              30%


Short Term Bond                                        27.00%
-------------------------------------------------------------
Domestic Corporate Bonds                               17.00
-------------------------------------------------------------
Cash & Cash Equivalents                                13.00
-------------------------------------------------------------
High-Yield Corporate Bonds                             13.00
-------------------------------------------------------------
Large-Cap Growth                                       9.00
-------------------------------------------------------------
Large-Cap Value                                        9.00
-------------------------------------------------------------
International Equities                                 8.00
-------------------------------------------------------------
Mid/Small Cap Value                                    2.00
-------------------------------------------------------------
Mid/Small Cap Growth                                   2.00
-------------------------------------------------------------
Real Estate Investment Trusts (REITs)                  0.00
-------------------------------------------------------------
Emerging Market                                        0.00
-------------------------------------------------------------



Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------

U.S. Stocks                                      International Stocks
-----------------------------------------        ------------------------------------
Pioneer Research                    7.90%        Pioneer International Equity   8.10%
-----------------------------------------        ------------------------------------
Pioneer Oak Ridge Large Cap Growth  7.88         Bonds
-----------------------------------------        ------------------------------------
Pioneer Fund                        4.56         Pioneer Short Term Income     27.04
-----------------------------------------        ------------------------------------
Pioneer Cullen Value                3.36         Pioneer Bond                  18.09
-----------------------------------------        ------------------------------------
Pioneer Small Cap Value             1.57         Pioneer High Yield            11.32
-----------------------------------------        ------------------------------------
Pioneer Mid Cap Growth              1.13         Pioneer Government Income      4.52
-----------------------------------------        ------------------------------------
Pioneer Value                       1.13         Pioneer Strategic Income       3.40
-----------------------------------------        ------------------------------------

This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Ibbotson Conservative Allocation Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 7/31/06                                 CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Conservative Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.


 Average Annual Total Returns
 (As of July 31, 2006)
                               Net Asset    Public Offering
Period                        Value (NAV)     Price (POP)
 Life-of-Class
 (5/12/05)                        5.41%          0.41%
1 Year                            3.33          -2.35

(The following table is depicted as a mountain chart in the printed material)

Value of $10,000 Investment
5/06             9425            10000           10000
7/06             9599            10387            9963
7/06             9947            10945           10108


Pioneer Ibbotson Conservative Allocation Fund
Standard & Poor's 500 Stock Index
Lehman Brothers Aggregate
Bond Index


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Conservative Allocation Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 7/31/06                           CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Conservative Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2006)
                                 If         If
Period                          Held     Redeemed
 Life-of-Class
 (5/12/05)                      4.43%      1.17%
1 Year                          2.26      -1.44


(The following table is depicted as a mountain chart in the printed material)

Value of 10,000 Investment
5/06            10000            10000           10000
7/06            10178            10387            9963
7/06            10038            10945           10108


Pioneer Ibbotson Conservative Allocation Fund
Standard & Poor's 500 Stock Index
Lehman Brothers Aggregate


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com/bshares.


All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Conservative Allocation Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 7/31/06                           CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Conservative Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2006)
                                 If         If
Period                          Held     Redeemed
 Life-of-Class
 (5/12/05)                      4.43%      4.43%
 1 Year                         2.46       2.76

(The following table is depicted as a mountain chart in the printed material)

Value of 10,000 Investment
5/06            10000            10000           10000
7/06            10168            10387            9963
7/06            10449            10945           10108

Pioneer Ibbotson Conservative Allocation Fund
Standard & Poor's 500 Stock Index
Lehman Brothers Aggregate


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Conservative Allocation Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 7/31/06                           CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Conservative Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2006)
                                 If          If
Period                          Held     Redeemed
 Life-of-Class
 (5/12/05)                      5.41%      5.41%
 1 Year                         3.13       3.63


(The following table is depicted as a mountain chart in the printed material)

Value of 10,000 Investment
5/06            10000            10000           10000
7/06            10188            10387            9963
7/06            10558            10945           10108

Pioneer Ibbotson Conservative Allocation Fund
Standard & Poor's 500 Stock Index
Lehman Brothers Aggregate
Bond Index


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of the Fund's Class Y shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class A shares are used as a proxy through October 5, 2005, the inception date of Class Y shares. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Moderate Allocation Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 7/31/06
--------------------------------------------------------------------------------

Target Asset Allocations
--------------------------------------------------------------------------------

(The following table is depicted as a pie chart in the printed material)

Equity                  60%
Fixed Income            40%

Short Term Bond                                       17.00%
------------------------------------------------------------
Large-Cap Growth                                      15.50
------------------------------------------------------------
Large-Cap Value                                       15.50
------------------------------------------------------------
International Equities                                12.00
------------------------------------------------------------
Domestic Corporate Bonds                              9.00
------------------------------------------------------------
High-Yield Corporate Bonds                            8.00
------------------------------------------------------------
Mid/Small Cap Value                                   6.00
------------------------------------------------------------
Cash & Cash Equivalents                               6.00
------------------------------------------------------------
Mid/Small Cap Growth                                  6.00
------------------------------------------------------------
Real Estate Investment Trusts (REITs)                 3.00
------------------------------------------------------------
Emerging Market                                       2.00
------------------------------------------------------------



Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------

U.S. Stocks                                         International Stocks
------------------------------------------         ------------------------------------
Pioneer Oak Ridge Large Cap Growth  14.35%         Pioneer International Equity  11.95%
------------------------------------------         ------------------------------------
Pioneer Research                    10.48          Pioneer Emerging Markets      2.07
------------------------------------------         ------------------------------------
Pioneer Fund                        7.36           Bonds
------------------------------------------         ------------------------------------
Pioneer Cullen Value                3.43           Pioneer Short Term Income     16.81
------------------------------------------         ------------------------------------
Pioneer Real Estate                 3.30           Pioneer Bond                  9.58
------------------------------------------         ------------------------------------
Pioneer Value                       3.16           Pioneer High Yield            6.34
------------------------------------------         ------------------------------------
Pioneer Mid Cap Growth              2.62           Pioneer Government Income     3.43
------------------------------------------         ------------------------------------
Pioneer Small Cap Value             2.08
------------------------------------------
Pioneer Growth Opportunities        2.01
------------------------------------------
Pioneer Mid Cap Value               1.03
------------------------------------------

This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Ibbotson Moderate Allocation Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 7/31/06                           CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Moderate Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2006)
                                Net Asset    Public Offering
Period                         Value (NAV)     Price (POP)
 Life-of-Class
 (8/9/04)                       9.70%          6.46%
1 Year                          4.98          -1.06


(The following table is depicted as a mountain chart in the printed material)

Value of 10,000 Investment
8/06             9425            10000           10000
7/06            10570            11359           10283
7/06            11097            11969           10433


Pioneer Ibbotson Moderate Allocation Fund
Standard & Poor's 500 Stock Index
Lehman Brothers Aggregate
Bond Index


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Moderate Allocation Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 7/31/06                           CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Moderate Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2006)
                                 If         If
Period                          Held     Redeemed
 Life-of-Class
 (8/9/04)                       7.10%      5.19%
 1 Year                         4.00       0.00

(The following table is depicted as a mountain chart in the printed material)

Value of 10,000 Investment
8/06            10000            10000           10000
7/06            10978            11359           10283
7/06            11017            11969           10433

Pioneer Ibbotson Moderate Allocation Fund
Standard & Poor's 500 Stock Index
Lehman Brothers Aggregate
Bond Index


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Moderate Allocation Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 7/31/06                           CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Moderate Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2006)
                                 If         If
Period                          Held     Redeemed
 Life-of-Class
 (8/9/04)                       6.79%      6.79%
 1 Year                         4.06       4.06

(The following table is depicted as a mountain chart in the printed material)

Value of 10,000 Investment
8/06            10000            10000           10000
7/06            11122            11359           10283
7/06            11583            11969           10433

Pioneer Ibbotson Moderate Allocation Fund
Standard & Poor's 500 Stock Index
Lehman Brothers Aggregate
Bond Index


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and share1s, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Moderate Allocation Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 7/31/06                           CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Moderate Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2006)
                                 If         If
Period                          Held     Redeemed
 Life-of-Class
 (8/9/04)                       9.96%      9.96%
 1 Year                         5.19       5.19

(The following table is depicted as a mountain chart in the printed material)

Value of 10,000 Investment
8/06            10000            10000           10000
7/06            11213            11359           10283
7/06            11826            11969           10433

Pioneer Ibbotson Moderate Allocation Fund
Standard & Poor's 500 Stock Index
Lehman Brothers Aggregate
Bond Index


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of the Fund's Class Y shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class A shares are used as a proxy through September 26, 2005 the inception date of Class Y shares. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Growth Allocation Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 7/31/06
--------------------------------------------------------------------------------


Target Asset Allocations
--------------------------------------------------------------------------------


(The following table is depicted as a pie chart in the printed material)

Equity                          75%
Fixed Income                    25%


Large-Cap Value                                        17.50%
-------------------------------------------------------------
Large-Cap Growth                                       16.50
-------------------------------------------------------------
International Equities                                 16.00
-------------------------------------------------------------
Short Term Bond                                        12.50
-------------------------------------------------------------
Mid/Small Cap Growth                                   8.50
-------------------------------------------------------------
Mid/Small Cap Value                                    8.50
-------------------------------------------------------------
Domestic Corporate Bonds                               7.50
-------------------------------------------------------------
High-Yield Corporate Bonds                             5.00
-------------------------------------------------------------
Emerging Market                                        4.00
-------------------------------------------------------------
Real Estate Investment Trusts (REITs)                  4.00
-------------------------------------------------------------
Cash & Cash Equivalents                                0.00
-------------------------------------------------------------



Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------

U.S. Stocks                                         International Stocks
-------------------------------------------         --------------------------------------
Pioneer Oak Ridge Large Cap Growth   13.46%         Pioneer International Equity    15.23%
-------------------------------------------          -------------------------------------
Pioneer Research                     11.14          Pioneer Emerging Markets         4.13
-------------------------------------------         --------------------------------------
Pioneer Fund                          7.95          Bonds
-------------------------------------------         --------------------------------------
Pioneer Cullen Value                  4.35          Pioneer Short Term Income       11.80
-------------------------------------------         --------------------------------------
Pioneer Real Estate                   4.12          Pioneer Bond                     7.96
-------------------------------------------         --------------------------------------
Pioneer Value                         3.96          Pioneer High Yield               2.97
-------------------------------------------         --------------------------------------
Pioneer Mid Cap Growth                3.87          Pioneer Government Income        1.59
-------------------------------------------         --------------------------------------
Pioneer Growth Opportunities          3.67
-------------------------------------------
Pioneer Small Cap Value               1.97
-------------------------------------------
Pioneer Mid Cap Value                 1.83
-------------------------------------------

This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Ibbotson Growth Allocation Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 7/31/06                           CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Growth Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2006)
                               Net Asset    Public Offering
Period                        Value (NAV)     Price (POP)
 Life-of-Class
 (8/9/04)                       12.13%        8.82%
 1 Year                          6.29         0.19

(The following table is depicted as a mountain chart in the printed material)

Value of 10,000 Investment
8/06             9425            10000           10000
7/06            10892            11359           10283
7/06            11577            11969           10433

Pioneer Ibbotson Growth Allocation Fund
Standard & Poor's 500 Stock Index
Lehman Brothers Aggregate
Bond Index


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Growth Allocation Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 7/31/06                           CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Growth Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2006)
                                 If         If
Period                          Held     Redeemed
 Life-of-Class
 (8/9/04)                       6.64%      4.72%
 1 Year                         5.53       1.53

(The following table is depicted as a mountain chart in the printed material)

Value of 10,000 Investment
 8/06            10000            10000           10000
 7/06            11056            11359           10283
 7/06            11257            11969           10433

Pioneer Ibbotson Growth Allocation Fund
Standard & Poor's 500 Stock Index
Lehman Brothers Aggregate
Bond Index

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Growth Allocation Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 7/31/06                           CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Growth Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2006)
                                 If         If
Period                          Held     Redeemed
Life-of-Class
(8/9/04)                        9.64%      9.64%
1 Year                          5.51       5.51

(The following table is depicted as a mountain chart in the printed material)

Value of 10,000 Investment
8/06            10000            10000           10000
7/06            11310            11359           10283
7/06            11933            11969           10433

Pioneer Ibbotson Growth Allocation Fund
Standard & Poor's 500 Stock Index
Lehman Brothers Aggregate
Bond Index

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Growth Allocation Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 7/31/06                           CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Growth Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2006)
                                  If         If
Period                           Held     Redeemed
 Life-of-Class
 (8/9/04)                       12.62%      12.62%
 1 Year                          6.84       6.84


(The following table is depicted as a mountain chart in the printed material)

Value of 10,000 Investment
8/06            10000            10000           10000
7/06            11553            11359           10283
7/06            12387            11969           10433


Pioneer Ibbotson Growth Allocation Fund
Standard & Poor's 500 Stock Index
Lehman Brothers Aggregate
Bond Index


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of the Fund's Class Y shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class A shares are used as a proxy through September 26, 2005 the inception date of Class Y shares. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Aggressive Allocation Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 7/31/06
--------------------------------------------------------------------------------

Target Asset Allocations
--------------------------------------------------------------------------------

(The following table is depicted as a mountain chart in the printed material)

Equity                          90%
Fixed Income                    10%


International Equities                                 21.00%
-------------------------------------------------------------
Large-Cap Growth                                       19.00
-------------------------------------------------------------
Large-Cap Value                                        19.00
-------------------------------------------------------------
Mid/Small Cap Growth                                   10.50
-------------------------------------------------------------
Mid/Small Cap Value                                    10.50
-------------------------------------------------------------
Domestic Corporate Bonds                               7.00
-------------------------------------------------------------
Emerging Market                                        5.00
-------------------------------------------------------------
Real Estate Investment Trusts (REITs)                  5.00
-------------------------------------------------------------
Short Term Bond                                        3.00
-------------------------------------------------------------
High-Yield Corporate Bonds                             0.00
-------------------------------------------------------------
Cash & Cash Equivalents                                0.00
-------------------------------------------------------------


Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------

U.S. Stocks                                        International Stocks
-------------------------------------------        ---------------------------------------
Pioneer Oak Ridge Large Cap Growth   14.84%        Pioneer International Equity     20.15%
-------------------------------------------        ---------------------------------------
Pioneer Research                     14.19         Pioneer Emerging Markets          5.15
-------------------------------------------        ---------------------------------------
Pioneer Fund                          8.93         Bonds
-------------------------------------------        ---------------------------------------
Pioneer Cullen Value                  5.39         Pioneer Bond                      6.02
-------------------------------------------        ---------------------------------------
Pioneer Real Estate                   5.09         Pioneer Short Term Income         2.96
-------------------------------------------        ---------------------------------------
Pioneer Mid Cap Growth                4.78
-------------------------------------------
Pioneer Growth Opportunities          4.68
-------------------------------------------
Pioneer Value                         3.95
-------------------------------------------
Pioneer Small Cap Value               2.88
-------------------------------------------
Pioneer Mid Cap Value                 0.99
-------------------------------------------

This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Ibbotson Aggressive Allocation Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 7/31/06                           CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Aggressive Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2006)
                               Net Asset    Public Offering
Period                        Value (NAV)     Price (POP)
 Life-of-Class
 (8/9/04)                       14.40%        11.02%
 1 Year                          7.30          1.14


(The following table is depicted as a mountain chart in the printed material)

Value of 10,000 Investment
8/06             9425            10000           10000
7/06            11173            11359           10283
7/06            11989            11969           10433

Pioneer Ibbotson Aggressive Allocation Fund
Standard & Poor's 500 Stock Index
Lehman Brothers Aggregate
Bond Index

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Aggressive Allocation Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 7/31/06                           CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Aggressive Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2006)
                                  If         If
Period                           Held     Redeemed
 Life-of-Class
 (8/9/04)                       11.77%      9.93%
 1 Year                          6.36       2.36



(The following table is depicted as a mountain chart in the printed material)

Value of 10,000 Investment
8/06            10000            10000           10000
7/06            11690            11359           10283
7/06            12045            11969           10433

Pioneer Ibbotson Aggressive Allocation Fund
Standard & Poor's 500 Stock Index
Lehman Brothers Aggregate
Bond Index

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Aggressive Allocation Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 7/31/06                           CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Aggressive Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2006)
                                  If         If
Period                           Held     Redeemed
 Life-of-Class
 (8/9/04)                        12.49%      12.49%
 1 Year                           6.37       6.37



(The following table is depicted as a mountain chart in the printed material)

Value of 10,000 Investment
8/06            10000            10000           10000
7/06            11563            11359           10283
7/06            12309            11969           10433

Pioneer Ibbotson Aggressive Allocation Fund
Standard & Poor's 500 Stock Index
Lehman Brothers Aggregate
Bond Index

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Aggressive Allocation Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 7/31/06                           CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Aggressive Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2006)
                                  If         If
Period                           Held     Redeemed
 Life-of-Class
 (8/9/04)                        14.55%      14.55%
 1 Year                           7.13       7.13


(The following table is depicted as a mountain chart in the printed material)

Value of 10,000 Investment
8/06            10000            10000           10000
7/06            11563            11359           10283
7/06            12309            11969           10433

Pioneer Ibbotson Aggressive Allocation Fund
Standard & Poor's 500 Stock Index
Lehman Brothers Aggregate
Bond Index

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of the Fund's Class Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Y shares prior to their inception would have been higher. Class A shares are used as a proxy through September 26, 2005 the inception date of Class Y shares. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Conservative Allocation Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 7/31/06
--------------------------------------------------------------------------------

   Shares                                                                           Value
            MUTUAL FUNDS - 88.6%
            PIONEER FUNDS - 88.6%
303,533     Pioneer Bond Fund Class Y                                          $ 2,704,481
                                                                               -----------
 26,986     Pioneer Cullen Value Fund Class Y                                      502,758
                                                                               -----------
 14,614     Pioneer Fund Class Y                                                   681,319
                                                                               -----------
 73,173     Pioneer Government Income Fund Class Y                                 676,116
                                                                               -----------
157,688     Pioneer High Yield Fund Class Y                                      1,691,991
                                                                               -----------
 48,111     Pioneer International Equity Fund Class Y                            1,211,442
                                                                               -----------
 11,607     Pioneer Mid-Cap Growth Fund Class Y                                    169,115
                                                                               -----------
 94,022     Pioneer Oak Ridge Large Cap Growth Fund Class Y                      1,177,159
                                                                               -----------
115,592     Pioneer Research Fund Class Y                                        1,180,195
                                                                               -----------
415,873     Pioneer Short Term Income Fund Class Y                               4,042,281
                                                                               -----------
  7,140     Pioneer Small Cap Value Fund Class Y                                   234,208
                                                                               -----------
 49,476     Pioneer Strategic Income Fund Class Y                                  507,621
                                                                               -----------
  9,256     Pioneer Value Fund Class Y                                             168,831
                                                                               -----------
            TOTAL INVESTMENTS IN SECURITIES - 88.6%
            (Cost $14,962,317) (a)                                             $14,947,517
            OTHER ASSETS AND LIABILITIES - 11.4%                                 1,930,662
                                                                               -----------
            TOTAL NET ASSETS - 100.0%                                          $16,878,179
                                                                               ===========

(a) At July 31, 2006, the net unrealized gain on investments based on cost for federal tax purposes of $14,990,274 was as follows:

Aggregate gross unrealized gain for all investments in which there is an
excess of value over tax cost                                                     $177,966
Aggregate gross unrealized loss for all investments in which there is an
excess of tax cost over value                                                     (220,723)
                                                                                  ---------
    Net unrealized loss                                                           $(42,757)
                                                                                  ---------

Purchases and sales of securities (excluding temporary cash investments) for the period ended July 31, 2006 aggregated $14,623,855 and $1,177,259, respectively.


   The accompanying notes are an integral part of these financial statements. 39

Pioneer Ibbotson Moderate Allocation Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 7/31/06
--------------------------------------------------------------------------------

     Shares                                                                         Value
              MUTUAL FUNDS - 95.3%
              PIONEER FUNDS - 95.3%
2,703,475     Pioneer Bond Fund Class Y                                       $ 24,087,962
                                                                              ------------
  462,082     Pioneer Cullen Value Fund Class Y                                  8,608,579
                                                                              ------------
  175,934     Pioneer Emerging Markets Fund Class Y                              5,207,643
                                                                              ------------
  396,773     Pioneer Fund Class Y                                              18,497,558
                                                                              ------------
  931,782     Pioneer Government Income Fund Class Y                             8,609,661
                                                                              ------------
  172,717     Pioneer Growth Opportunities Fund Class Y                          5,045,065
                                                                              ------------
1,485,032     Pioneer High Yield Fund Class Y                                   15,934,395
                                                                              ------------
1,192,513     Pioneer International Equity Fund Class Y                         30,027,477
                                                                              ------------
  451,484     Pioneer Mid-Cap Growth Fund Class Y                                6,578,116
                                                                              ------------
  108,398     Pioneer Mid-Cap Value Fund Class Y                                 2,596,121
                                                                              ------------
2,881,536     Pioneer Oak Ridge Large Cap Growth Fund Class Y                   36,076,827
                                                                              ------------
  275,219     Pioneer Real Estate Shares Fund Class Y                            8,284,080
                                                                              ------------
2,580,304     Pioneer Research Fund Class Y                                     26,344,901
                                                                              ------------
4,346,759     Pioneer Short Term Income Fund Class Y                            42,250,498
                                                                              ------------
  159,336     Pioneer Small Cap Value Fund Class Y                               5,226,222
                                                                              ------------
  435,803     Pioneer Value Fund Class Y                                         7,949,043
                                                                              ------------
              TOTAL INVESTMENTS IN SECURITIES - 95.3%
              (Cost $240,107,624) (a)                                         $251,324,148
              OTHER ASSETS AND LIABILITIES - 4.7%                               12,431,396
                                                                              ------------
              TOTAL NET ASSETS - 100.0%                                       $263,755,544
                                                                              ============

(a) At July 31, 2006, the net unrealized gain on investments based on cost for federal tax purposes of $242,420,828 was as follows:

Aggregate gross unrealized gain for all investments in which there is an
    excess of value over tax cost                                              $13,530,414
Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value
                                                                                (4,627,094)
                                                                                ----------
    Net unrealized gain                                                         $8,903,320
                                                                                ==========

Purchases and sales of securities (excluding temporary cash investments) for the period ended July 31, 2006 aggregated $152,059,026 and $111,035,457, respectively.


40 The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Growth Allocation Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 7/31/06


  Shares                                                                            Value
              MUTUAL FUNDS - 100.2%
              PIONEER FUNDS - 100.2%
1,916,177     Pioneer Bond Fund Class Y                                       $ 17,073,141
                                                                              ------------
  500,306     Pioneer Cullen Value Fund Class Y                                  9,320,697
                                                                              ------------
  299,384     Pioneer Emerging Markets Fund Class Y                              8,861,755
                                                                              ------------
  365,799     Pioneer Fund Class Y                                              17,053,559
                                                                              ------------
  369,445     Pioneer Government Income Fund Class Y                             3,413,670
                                                                              ------------
  269,071     Pioneer Growth Opportunities Fund Class Y                          7,859,567
                                                                              ------------
  593,044     Pioneer High Yield Fund Class Y                                    6,363,367
                                                                              ------------
1,297,155     Pioneer International Equity Fund Class Y                         32,662,360
                                                                              ------------
  569,976     Pioneer Mid-Cap Growth Fund Class Y                                8,304,554
                                                                              ------------
  163,374     Pioneer Mid-Cap Value Fund Class Y                                 3,912,812
                                                                              ------------
2,304,809     Pioneer Oak Ridge Large Cap Growth Fund Class Y                   28,856,211
                                                                              ------------
  293,204     Pioneer Real Estate Shares Fund Class Y                            8,825,454
                                                                              ------------
2,339,522     Pioneer Research Fund Class Y                                     23,886,521
                                                                              ------------
2,602,383     Pioneer Short Term Income Fund Class Y                            25,295,161
                                                                              ------------
  128,575     Pioneer Small Cap Value Fund Class Y                              4,217,262
                                                                              ------------
  465,149     Pioneer Value Fund Class Y                                         8,484,322
                                                                              ------------
              TOTAL INVESTMENTS IN SECURITIES - 100.2%
              (Cost $203,463,394) (a)                                         $214,390,413
              OTHER ASSETS AND LIABILITIES - (0.2%)                               (473,547)
                                                                              ------------
              TOTAL NET ASSETS - 100.0%                                       $213,916,866
                                                                              ============

(a) At July 31, 2006, the net unrealized gain on investments based on cost for federal tax purposes of $204,177,019 was as follows:



Aggregate gross unrealized gain for all investments in which there is an
excess of value over tax cost                                                  $13,358,650
Aggregate gross unrealized loss for all investments in which there is an
excess of tax cost over value                                                   (3,145,256)
                                                                               -----------
    Net unrealized gain                                                        $10,213,394
                                                                               ===========

Purchases and sales of securities (excluding temporary cash investments) for the period ended July 31, 2006 aggregated $131,898,994 and $44,552,931, respectively.


The accompanying notes are an integral part of these financial statements.   41

Pioneer Ibbotson Aggressive Allocation Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 7/31/06
--------------------------------------------------------------------------------

  Shares                                                                            Value
              MUTUAL FUNDS - 100.7%
              PIONEER FUNDS - 100.7%
  920,103     Pioneer Bond Fund Class Y                                       $  8,198,114
                                                                              ------------
  394,104     Pioneer Cullen Value Fund Class Y                                  7,342,154
                                                                              ------------
  236,942     Pioneer Emerging Markets Fund Class Y                              7,013,497
                                                                              ------------
  260,916     Pioneer Fund Class Y                                              12,163,893
                                                                              ------------
  218,347     Pioneer Growth Opportunities Fund Class Y                          6,377,929
                                                                              ------------
1,090,032     Pioneer International Equity Fund Class Y                         27,447,005
                                                                              ------------
  446,460     Pioneer Mid-Cap Growth Fund Class Y                                6,504,927
                                                                              ------------
   56,103     Pioneer Mid-Cap Value Fund Class Y                                 1,343,659
                                                                              ------------
1,614,756     Pioneer Oak Ridge Large Cap Growth Fund Class Y                   20,216,742
                                                                              ------------
  230,372     Pioneer Real Estate Shares Fund Class Y                            6,934,191
                                                                              ------------
1,892,350     Pioneer Research Fund Class Y                                     19,320,891
                                                                              ------------
  414,668     Pioneer Short Term Income Fund Class Y                             4,030,569
                                                                              ------------
  119,561     Pioneer Small Cap Value Fund Class Y                               3,921,617
                                                                              ------------
  294,820     Pioneer Value Fund Class Y                                         5,377,525
                                                                              ------------
              TOTAL INVESTMENTS IN SECURITIES - 100.7%
              (Cost $126,072,376) (a)                                         $136,192,713
              OTHER ASSETS AND LIABILITIES - (0.7%)                               (904,965)
                                                                              ------------
              TOTAL NET ASSETS - 100.0%                                       $135,287,748
                                                                              ============

(a) At July 31, 2006, the net unrealized gain on investments based on cost for federal tax purposes of $127,373,772 was as follows:



Aggregate gross unrealized gain for all investments in which there is an
excess of value over tax cost                                                  $10,107,713
Aggregate gross unrealized loss for all investments in which there is an
excess of tax cost over value                                                   (1,288,772)
                                                                               -----------
    Net unrealized gain                                                         $8,818,941
                                                                               ===========

Purchases and sales of securities (excluding temporary cash investments) for the period ended July 31, 2006 aggregated $101,640,759 and $52,847,443, respectively.



42   The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES 7/31/06
--------------------------------------------------------------------------------

                                                Conservative      Moderate        Growth        Aggressive
                                                 Allocation      Allocation     Allocation      Allocation
                                                    Fund            Fund           Fund            Fund
ASSETS:
 Investments in securities
   of affiliated issuers, at value
   (at cost $14,962,317,
   $240,107,624, $203,463,394
   and $126,072,376, respectively)              $14,947,517     $251,324,148   $214,390,413     $136,192,713
 Cash                                             2,087,875       12,553,105              -          265,075
 Receivables for:
   Investment Funds sold                                  -           65,532              -                -
   Capital stock sold                                58,480          675,705        676,448          162,580
   Due from Pioneer Investment
    Management, Inc.                                      -           10,233         22,464                -
   Other assets                                      32,203           46,745         44,061           45,592
                                                -----------     ------------   ------------     ------------
    Total assets                                $17,126,075     $264,675,468   $215,133,386     $136,665,960
                                                -----------     ------------   ------------     ------------
LIABILITIES:
 Payables for:
   Due to Custodian                             $         -     $          -   $    130,788     $          -
   Funds purchased                                   87,798          232,069        342,606          798,783
   Capital stock redeemed                            60,897          390,789        468,580          332,230
 Due to affiliates                                   40,504          175,427        182,712          106,898
 Accrued expenses and other
   liabilities                                       58,697          121,638         91,834          140,301
                                                -----------     ------------   ------------     ------------
    Total liabilities                           $   247,896     $    919,923   $  1,216,520     $  1,378,212
                                                -----------     ------------   ------------     ------------
NET ASSETS:
 Paid-in capital                                $16,717,748     $251,570,599   $200,952,608     $127,146,301
 Accumulated undistributed net
   investment income                                149,065        2,083,330        672,433           75,141
 Accumulated net realized gain (loss)
   on investments                                    26,166       (1,114,908)     1,364,806       (2,054,031)
 Net unrealized gain (loss) on
   investments                                      (14,800)      11,216,524     10,927,019       10,120,337
                                                -----------     ------------   ------------     ------------
    Total net assets                            $16,878,179     $263,755,545   $213,916,866     $135,287,748
                                                ===========     ============   ============     ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of
shares authorized)
 Net Assets of Class A Shares                   $ 8,837,096     $148,495,044   $116,161,350     $ 84,775,156
 Net Assets of Class B shares                   $ 2,829,870     $ 55,052,604   $ 61,373,047     $ 30,381,739
 Net Assets of Class C shares                   $ 5,201,227     $ 32,415,508   $ 33,314,794     $ 15,523,823
 Net Assets of Class Y shares                   $     9,986     $ 27,792,389   $  3,067,675     $  4,607,030
                                                ===========     ============   ============     ============
 Class A Shares outstanding                         837,183       13,039,680      9,648,206        6,842,719
 Class B Shares outstanding                         270,995        5,040,999      5,617,589        2,565,553
 Class C Shares outstanding                         498,386        2,987,109      2,878,099        1,293,208
 Class Y Shares outstanding                             945        2,430,778        252,860          371,296
                                                ===========     ============   ============     ============
 Net Asset Value - Class A Share                $     10.56     $      11.39   $      12.04     $      12.39
 Net Asset Value - Class B Share                $     10.44     $      10.92   $      10.93     $      11.84
 Net Asset Value - Class C Share                $     10.44     $      10.85   $      11.58     $      12.00
 Net Asset Value - Class Y Share                $     10.57     $      11.43   $      12.13     $      12.41
                                                ===========     ============   ============     ============
MAXIMUM OFFERING PRICE:
 Class A (100 [divided by] 94.25 x net asset
   value per share)                             $     11.20     $      12.08   $      12.77     $      13.15
                                                ===========     ============   ============     ============

The accompanying notes are an integral part of these financial statements.   43

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 7/31/06

                                                Conservative      Moderate        Growth         Aggressive
                                                 Allocation      Allocation     Allocation       Allocation
                                                   Fund            Fund           Fund              Fund
INVESTMENT INCOME:
 Dividend income from securities of
   affiliated issuers                           $  242,661      $  4,122,869   $2,398,032       $  953,880
 Interest                                           41,985           415,999       10,572            5,153
                                                ----------      ------------   ----------       ----------
    Total investment income                     $  284,646      $  4,538,868   $2,408,604       $  959,033
                                                ----------      ------------   ----------       ----------
EXPENSES:
 Management fees                                $   11,708      $    291,037   $  210,884       $  133,858
 Transfer agent fees
   Class A                                           5,949           114,236      173,895          138,987
   Class B                                           3,963           106,473      156,636           84,773
   Class C                                           2,556            32,110       41,626           23,759
   Class Y                                              32             4,900        1,841            2,850
 Distribution fees
   Class A                                          11,445           298,560      213,727          148,675
   Class B                                          15,998           451,366      471,666          239,890
   Class C                                          26,134           245,331      245,704          114,977
 Administrative fees                                 2,586            26,472       19,769           12,453
 Custodian fees                                     19,368            98,353       77,530           50,503
 Registration fees                                  39,582            85,654       64,642           50,721
 Professional fees                                  56,674            48,653       51,519           50,547
 Printing fees                                      18,070            53,384       26,174           39,789
 Fees and expenses of nonaffiliated
   trustees                                          6,042            12,839        8,263            7,650
 Insurance expense                                     850             4,842        4,230            3,368
 Miscellaneous                                       3,229             2,729        2,310            2,307
                                                ----------      ------------   ----------       ----------
   Total expenses                               $  224,186      $  1,876,939   $1,770,416       $1,105,107
   Less management fees waived and
    expenses reimbursed by Pioneer
    Investment Management, Inc.                 $ (116,034)                -   $  (21,585)      $  (12,001)
                                                ----------      ------------   ----------       ----------
   Net expenses                                 $  108,152      $  1,876,939   $1,748,831       $1,093,106
                                                ----------      ------------   ----------       ----------
    Net investment income (loss)                $  176,494      $  2,661,929   $  659,773       $ (134,073)
                                                 ----------      ------------     ---------     ----------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
 Net realized gain (loss) on investments        $  (40,955)     $  4,746,124   $  946,934       $2,029,517
 Realized gain distributions from invest-
   ment company shares                              82,391         4,712,908    3,688,966        2,801,486
 Change in net unrealized gain (loss) on
   investments                                     (36,031)       (1,460,980)   3,158,797        1,495,849
                                                 ----------      ------------   ----------       ----------
   Net gain on investments                           5,405         7,998,052    7,794,697        6,326,852
                                                ----------      ------------   ----------       ----------
 Net increase in net assets resulting
   from operations                              $  181,899      $ 10,659,981   $8,454,470       $6,192,779
                                                ==========      ============   ==========       ==========

44  The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series
-------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                       Conservative Allocation Fund         Moderate Allocation Fund
                                      -------------------------------   --------------------------------
                                            Year          5/12/05*         Year           8/9/04*
                                           Ended             to            Ended             to
                                          7/31/06         7/31/05         7/31/06         7/31/05
FROM OPERATIONS:
Net investment income                   $   176,494      $    4,206    $   2,661,929    $    237,724
Net realized gain on investments             41,436             401        9,459,032         301,790
Change in net unrealized gain (loss)
  on investments                            (36,031)         21,231       (1,460,980)      2,207,763
                                        -----------      ----------    -------------    ------------
 Net increase in net assets
   resulting from operations            $   181,899      $   25,838    $  10,659,981    $  2,747,277
                                        -----------      ----------    -------------    ------------
DISTRIBUTIONS TO SHAREOWNERS:
 Net investment income
   Class A                              $   (22,489)              -    $    (695,194)   $    (45,923)
   Class B                                   (9,129)              -         (142,133)              -
   Class C                                  (10,659)              -          (31,961)         (4,387)
   Class Y                                       (6)              -         (334,603)              -
 Net realized gain on investments
   Class A                                   (3,055)              -       (2,636,349)       (248,071)
   Class B                                   (1,240)              -       (1,086,431)        (58,542)
   Class C                                   (1,448)              -         (524,670)        (93,285)
   Class Y                                       (1)              -       (1,057,414)              -
 Return of capital
   Class A                                        -               -                -               -
   Class B                                        -               -                -               -
   Class C                                        -               -                -               -
   Class Y                                        -               -                -               -
                                        -----------      ----------    -------------    ------------
   Total distributions
    to shareowners                      $   (48,027)              -    $  (6,508,755)   $   (450,208)
                                        -----------      ----------    -------------    ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares        $17,709,197      $1,451,162    $ 113,368,592    $ 59,474,035
Reinvestment of distributions                35,314               -        5,879,935         294,903
Cost of shares repurchased               (2,777,184)            (20)     (73,049,619)     (4,214,373)
Shares issued in reorganization                   -               -      155,508,777               -
                                        -----------      ----------    -------------    ------------
Net increase in net assets
  resulting from fund share
  transactions                          $14,967,327      $1,451,142    $ 201,707,685    $ 55,554,565
                                        -----------      ----------    -------------    ------------
 Net increase in net assets             $15,101,199      $1,476,980    $ 205,858,911    $ 57,851,634
NET ASSETS:
Beginning of period                     $ 1,776,980      $  300,000    $  57,896,634    $     45,000
                                        -----------      ----------    -------------    ------------
End of year                             $16,878,179      $1,776,980    $ 263,755,545    $ 57,896,634
                                        ===========      ==========    =============    ============
Undistributed net investment
  income, end of year                   $   149,065      $    4,801    $   2,083,330    $    159,804
                                        ===========      ==========    =============    ============

* Commencement of operations

The accompanying notes are an integral part of these financial statements.   45

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                (continued)
--------------------------------------------------------------------------------

                                            Growth Allocation Fund             Aggressive Allocation Fund
                                      ----------------------------------   ----------------------------------
                                           Year              8/9/04*               Year            8/9/04*
                                           Ended               to                 Ended              to
                                          7/31/06            7/31/05             7/31/06           7/31/05
FROM OPERATIONS:
Net investment income (loss)            $    659,773       $    85,313        $   (134,073)      $   (21,217)
Net realized gain on investments           4,635,900           311,611           4,831,003           195,632
Change in net unrealized gain on
  investments                              3,158,797         2,659,540           1,495,849         1,805,652
                                        ------------       -----------        ------------       ------------
 Net increase in net assets
   resulting from operations            $  8,454,470       $ 3,056,464        $  6,192,779       $ 1,980,067
                                        ------------       -----------        ------------       ------------
DISTRIBUTIONS TO SHAREOWNERS:
 Net investment income
   Class A                              $   (345,018)      $   (22,438)       $    (73,792)                -
   Class B                                   (82,794)                -                   -
   Class C                                         -            (2,600)                  -                 -
   Class Y                                   (39,851)                -             (25,479)                -
 Net realized gain on investments
   Class A                                  (902,786)         (163,365)         (1,223,951)          (92,234)
   Class B                                  (577,319)          (62,965)           (567,882)          (37,320)
   Class C                                  (261,229)          (88,675)           (231,664)          (47,257)
   Class Y                                   (80,074)                -            (243,638)                -
 Return of capital
   Class A                                         -                 -                   -           (16,797)
   Class B                                         -                 -                                (3,788)
   Class C                                         -                 -                   -            (4,796)
   Class Y                                         -                 -                   -                 -
                                        ------------       -----------        ------------       -----------
   Total distributions to
    shareowners                         $ (2,289,071)      $  (340,043)       $ (2,366,406)      $  (202,192)
                                        ------------       -----------        ------------       -----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares        $118,122,801       $56,458,098        $ 75,239,813       $33,604,731
Reinvestment of distributions              2,099,209           285,838           2,169,818           168,962
Cost of shares repurchased               (36,958,781)       (3,200,971)        (30,943,807)       (1,917,566)
Shares issued in reorganization           68,183,852                 -          51,316,549                 -
                                        ------------       -----------        ------------       -----------
 Net increase in net assets
   resulting from fund share
   transactions                         $151,447,081       $53,542,965        $ 97,782,373       $31,856,127
                                        ------------       -----------        ------------       -----------
 Net increase in net assets             $157,612,480       $56,259,386        $101,608,746       $33,634,002
NET ASSETS:
Beginning of period                       56,304,386            45,000          33,679,002            45,000
                                        ------------       -----------        ------------       -----------
End of year                             $213,916,866       $56,304,386        $135,287,748       $33,679,002
                                        ============       ===========        ============       ===========
Undistributed net investment
  income, end of year                   $    672,433       $    61,295        $     75,141       $         -
                                        ============       ===========        ============       ===========

* Commencement of operations

46  The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
For the Year Ended 7/31/06 and Period Ended 7/31/05

                                                            Conservative Allocation Fund
                                   ------------------------------------------------------------------------
                                        '06 Shares        '06 Amount          '05 Shares         '05 Amount
CLASS A
 Shares sold                              898,359         $9,400,261             75,252           $763,192
 Reinvestment of distributions              2,031             21,079                 -                   -
 Less shares repurchased                 (148,457)        (1,557,446)                (2)              (20)
                                         --------         ----------             ------           --------
   Net increase                           751,933         $7,863,894             75,250           $763,172
                                         ========         ==========             ======           ========
CLASS B
 Shares sold                              286,529         $2,974,458             11,447           $116,425
 Reinvestment of distributions                835              8,620                 -                   -
 Less shares repurchased                  (37,816)          (393,152)                -                   -
                                         --------         ----------             ------           --------
   Net increase                           249,548         $2,589,926             11,447           $116,425
                                         ========         ==========             ======           ========
CLASS C
 Shares sold                              510,972         $5,324,478             56,247           $571,545
 Reinvestment of distributions                544              5,615                 -                   -
 Less shares repurchased                  (79,377)          (826,586)                -                   -
                                         --------         ----------             -------          --------
   Net increase                           432,139         $4,503,507             56,247           $571,545
                                         ========         ==========             ======           ========
CLASS Y*
 Shares sold                                  945         $   10,000
 Reinvestment of distributions                  -                  -
 Less shares repurchased                        -                  -
                                         --------         ----------
   Net increase                               945         $   10,000
                                         ========         ==========


                                                               Moderate Allocation Fund
                                   ------------------------------------------------------------------------
                                        '06 Shares        '06 Amount        '05 Shares        '05 Amount
CLASS A
 Shares sold                             6,405,638      $  72,857,111       3,174,114        $ 33,967,502
 Reinvestment of distributions             269,424          3,009,471          17,263             185,747
 Less shares repurchased                (2,680,612)       (30,546,449)       (243,218)         (2,627,215)
 Shares issued in reorganization         6,095,571         68,142,545               -                   -
                                        ----------      -------------       ---------        ------------
   Net increase                         10,090,021      $ 113,462,678       2,948,159        $ 31,526,034
                                        ==========      =============       =========        ============
CLASS B
 Shares sold                             1,605,785      $  17,587,651         956,645        $  9,913,133
 Reinvestment of distributions             105,082          1,131,732           5,162              53,946
 Less shares repurchased                  (664,314)        (7,283,351)        (55,357)           (574,934)
 Shares issued in reorganization         3,086,496         33,269,915               -                   -
                                        ----------      -------------       ---------        ------------
   Net increase                          4,133,049      $  44,705,947         906,450        $  9,392,145
                                        ==========      =============       =========        ============
CLASS C
 Shares sold                             1,923,525      $  20,933,219       1,516,928        $ 15,593,400
 Reinvestment of distributions              33,895            362,338           5,329              55,210
 Less shares repurchased                  (395,765)        (4,288,391)        (98,303)         (1,012,224)
                                        ----------      -------------       ---------        ------------
   Net increase                          1,561,655      $  17,007,166       1,423,954        $ 14,636,386
                                        ==========      =============       =========        ============
CLASS Y**
 Shares sold                               174,727      $   1,990,611
 Reinvestment of distributions             123,333          1,376,394
 Less shares repurchased                (2,706,254)       (30,931,428)
 Shares issued in reorganization         4,838,972         54,096,317
                                        ----------      -------------
   Net increase                          2,430,778      $  26,531,894
                                        ==========      =============

* Fund commenced operation on 10/5/05
** Fund commenced operation on 9/23/05

The accompanying notes are an integral part of these financial statements.   47

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                (continued)
--------------------------------------------------------------------------------


                                                          Moderate Allocation Fund
                                   ------------------------------------------------------------------------
                                        '06 Shares        '06 Amount        '05 Shares       '05 Amount
CLASS A
 Shares sold                             5,798,720      $  69,197,676       2,872,133      $ 31,415,731
 Reinvestment of distributions              99,749          1,172,050          15,346           168,809
 Less shares repurchased                (1,538,171)       (18,428,645)       (173,828)       (1,918,265)
 Shares issued in reorganization         2,572,757         29,688,353               -                 -
                                        ----------      -------------       ---------      ------------
   Net increase                          6,933,055      $  81,629,434       2,713,651      $ 29,666,275
                                        ==========      =============       =========      ============
CLASS B
 Shares sold                             2,420,842      $  26,412,340       1,032,426      $ 10,360,090
 Reinvestment of distributions              59,006            631,954           5,558            56,193
 Less shares repurchased                  (750,314)        (8,164,423)        (66,702)         (673,461)
 Shares issued in reorganization         2,915,273         30,697,135               -                 -
                                        ----------      -------------       ---------      ------------
   Net increase                          4,644,807      $  49,577,006         971,282      $  9,742,822
                                        ==========      =============       =========      ============
CLASS C
 Shares sold                             1,909,199      $  21,909,801       1,389,335      $ 14,682,277
 Reinvestment of distributions              17,009            192,886           5,702            60,836
 Less shares repurchased                  (387,946)        (4,507,506)        (56,700)         (609,245)
                                        ----------      -------------       ---------      ------------
   Net increase                          1,538,262      $  17,595,181       1,338,337      $ 14,133,868
                                        ==========      =============       =========      ============
CLASS Y*
 Shares sold                                51,290      $     602,984
 Reinvestment of distributions               8,708            102,319
 Less shares repurchased                  (482,918)        (5,858,207)
 Shares issued in reorganization           675,780          7,798,364
                                        ----------      -------------
   Net increase                            252,860      $   2,645,460
                                        ==========      =============

                                                          Aggressive Allocation Fund
                                   ------------------------------------------------------------------------
                                        '06 Shares        '06 Amount        '05 Shares      '05 Amount
CLASS A
 Shares sold                             4,278,800      $  52,739,788       1,830,200      $ 20,539,993
 Reinvestment of distributions             100,587          1,213,082           8,741            98,166
 Less shares repurchased                (1,049,894)       (12,946,732)        (90,484)       (1,020,697)
 Shares issued in reorganization         1,763,269         20,930,973               -                 -
                                        ----------      -------------       ---------      ------------
   Net increase                          5,092,762      $  61,937,111       1,748,457      $ 19,617,462
                                        ==========      =============       =========      ============
CLASS B
 Shares sold                               958,460      $  11,426,790         537,702      $  5,801,097
 Reinvestment of distributions              44,921            520,186           3,181            34,579
 Less shares repurchased                  (311,556)        (3,687,072)        (29,240)         (316,350)
 Shares issued in reorganization         1,360,585         15,538,420               -                 -
                                        ----------      -------------       ---------      ------------
   Net increase                          2,052,410      $  23,798,324         511,643      $  5,519,326
                                        ==========      =============       =========      ============
CLASS C
 Shares sold                               838,226      $  10,065,538         667,003      $  7,263,641
 Reinvestment of distributions              14,339            168,202           3,286            36,217
 Less shares repurchased                  (178,514)        (2,148,569)        (52,632)         (580,519)
                                        ----------      -------------       ---------      ------------
   Net increase                            674,051      $   8,085,171         617,657      $  6,719,339
                                        ==========      =============       =========      ============
CLASS Y*
 Shares sold                                84,627      $   1,007,697
 Reinvestment of distributions              22,288            268,348
 Less shares repurchased                  (986,399)       (12,161,434)
 Shares issued in reorganization         1,250,780         14,847,156
                                        ----------      -------------
   Net increase                            371,296      $   3,961,767
                                        ==========      =============

* Fund commenced operation on 10/5/05

48   The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Conservative Allocation Fund
                                                               Year         5/12/05 (a)
                                                              Ended             To
                                                             7/31/06         7/31/05
CLASS A
Net asset value, beginning of period                         $ 10.29        $   10.00
                                                             -------        ---------
Increase from investment operations:
  Net investment income (b)                                  $  0.25        $    0.05
  Net realized and unrealized gain on investments               0.09             0.24
                                                             -------        ---------
   Net increase from investment operations                   $  0.34        $    0.29
                                                             -------        ---------
Distributions to shareowners:
  Net investment income                                      $ (0.06)       $       -
  Net realized gain                                            (0.01)               -
                                                             -------        ---------
Net increase in net asset value                              $  0.27        $    0.29
                                                             -------        ---------
Net asset value, end of period                               $ 10.56        $   10.29
                                                             =======        =========
Total return*                                                   3.33%            2.90%***
Ratio of net expenses to average net assets+                    0.78%            0.78%**
Ratio of net investment income to average net assets            2.38%            2.26%**
Portfolio turnover rate                                           15%               9%**
Net assets, end of period (in thousands)                     $ 8,837        $     877
Ratios with no waivers of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                                  2.12%           40.41%**
  Net investment income (loss)                                  1.04%          (37.37)%**

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
*** Not Annualized.

The accompanying notes are an integral part of these financial statements.   49

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                            Conservative Allocation Fund
                                                              Year         5/12/05 (a)
                                                             Ended             To
                                                            7/31/06          7/31/05
CLASS B
Net asset value, beginning of period                         $ 10.28        $   10.00
                                                             -------        ---------
Increase from investment operations:
  Net investment income (b)                                  $  0.15        $    0.03
  Net realized and unrealized gain on investments               0.08             0.25
                                                             -------        ---------
   Net increase from investment operations                   $  0.23        $    0.28
                                                             -------        ---------
Distributions to shareowners:
  Net investment income                                      $ (0.06)       $       -
  Net realized gain                                            (0.01)               -
                                                             -------        ---------
Net increase in net asset value                              $  0.16        $    0.28
                                                             -------        ---------
Net asset value, end of period                               $ 10.44        $   10.28
                                                             =======        =========
Total return*                                                   2.26%            2.80%***
Ratio of net expenses to average net assets+                    1.68%            1.68%**
Ratio of net investment income to average
  net assets                                                    1.49%            1.23%**
Portfolio turnover rate                                           15%               9%**
Net assets, end of period (in thousands)                     $ 2,830        $     221
Ratios with no waivers of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                                  3.08%           38.96%**
  Net investment income (loss)                                  0.09%          (36.05)%**

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
*** Not Annualized.

50  The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Conservative Allocation Fund
                                                               Year         5/12/05 (a)
                                                              Ended             To
                                                             7/31/06          7/31/05
CLASS C
Net asset value, beginning of period                         $ 10.26        $   10.00
                                                             -------        ---------
Increase from investment operations:
  Net investment income (b)                                  $  0.15        $    0.03
  Net realized and unrealized gain on investments               0.10             0.23
                                                             -------        ---------
   Net increase from investment operations                   $  0.25        $    0.26
                                                             -------        ---------
Distributions to shareowners:
  Net investment income                                      $ (0.06)       $       -
  Net realized gain                                            (0.01)               -
                                                             -------        ---------
Net increase in net asset value                              $  0.18        $    0.26
                                                             -------        ---------
Net asset value, end of period                               $ 10.44        $   10.26
                                                             =======        =========
Total return*                                                   2.46%            2.60%***
Ratio of net expenses to average net assets+                    1.68%            1.68%**
Ratio of net investment income to average
  net assets                                                    1.48%            1.17%**
Portfolio turnover rate                                           15%               9%**
Net assets, end of period (in thousands)                     $ 5,201        $     679
Ratios with no waivers of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                                  2.80%           45.38%**
  Net investment income (loss)                                  0.36%          (42.53)%**

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
*** Not Annualized.

The accompanying notes are an integral part of these financial statements.   51

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                    Conservative
                                                                  Allocation Fund
                                                                    10/5/05 (a)
                                                                       To
                                                                     7/31/06
CLASS Y
Net asset value, beginning of period                                 $ 10.32
                                                                     -------
Increase from investment operations:
  Net investment income (b)                                          $  0.16
  Net realized and unrealized gain on investments                       0.16
                                                                     -------
   Net increase from investment operations                           $  0.32
                                                                     -------
Distributions to shareowners:
  Net investment income                                              $ (0.06)
  Net realized gain                                                    (0.01)
                                                                     -------
Net increase in net asset value                                      $  0.25
                                                                     -------
Net asset value, end of period                                       $ 10.57
                                                                     =======
Total return*                                                           3.13%***
Ratio of net expenses to average net assets+                            1.23%**
Ratio of net investment income to average net assets                    1.96%**
Portfolio turnover rate                                                   15%
Net assets, end of period (in thousands)                             $    10
Ratios with no waivers of management fees and assumption of
  expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                          2.19%**
  Net investment income                                                 0.98%**

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
*** Not Annualized.

52  The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                Moderate Allocation Fund
                                                                 Year          8/9/04 (a)
                                                                 Ended             To
                                                                7/31/06          7/31/05
CLASS A
Net asset value, beginning of period                          $  11.15         $  10.00
                                                              --------         --------
Increase from investment operations:
  Net investment income (b)                                   $   0.16         $   0.15
  Net realized and unrealized gain on investments                 0.38             1.27
                                                              --------         --------
   Net increase from investment operations                    $   0.54         $   1.42
                                                              --------         --------
Distributions to shareowners:
  Net investment income                                       $  (0.06)        $  (0.04)
  Net realized gain                                              (0.24)           (0.23)
                                                              --------         --------
Net increase in net asset value                               $   0.24         $   1.15
                                                              --------         --------
Net asset value, end of period                                $  11.39         $  11.15
                                                              ========         ========
Total return*                                                     4.98%           14.37%***
Ratio of net expenses to average net assets+                      0.63%            0.77%**
Ratio of net investment income to average net assets              1.40%            1.37%**
Portfolio turnover rate                                             52%              19%**
Net assets, end of period (in thousands)                      $148,495         $ 32,893
Ratios with no waivers of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                                    0.63%            1.26%**
  Net investment income                                           1.40%            0.88%**

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
*** Not Annualized.

 The accompanying notes are an integral part of these financial statements.   53

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Moderate Allocation Fund
                                                                Year         8/9/04 (a)
                                                               Ended             To
                                                              7/31/06          7/31/05
CLASS B
Net asset value, beginning of period                          $ 10.77        $  10.00
                                                              -------        --------
Increase from investment operations:
  Net investment income (b)                                   $  0.06        $   0.02
  Net realized and unrealized gain on investments                0.36            0.98
                                                              -------        --------
   Net increase from investment operations                    $  0.42        $   1.00
                                                              -------        --------
Distributions to shareowners:
  Net investment income                                       $ (0.03)       $      -
  Net realized gain                                             (0.24)          (0.23)
                                                              -------        --------
Net increase in net asset value                               $  0.15        $   0.77
                                                              -------        --------
Net asset value, end of period                                $ 10.92        $  10.77
                                                              =======        ========
Total return*                                                    4.00%          10.11%***
Ratio of net expenses to average net assets+                     1.51%           1.67%**
Ratio of net investment income to average
  net assets                                                     0.51%           0.16%**
Portfolio turnover rate                                            52%             19%**
Net assets, end of period (in thousands)                      $55,053        $  9,781
Ratios with no waivers of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                                   1.51%           2.08%**
  Net investment income (loss)                                   0.51%          (0.25)%**

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
*** Not Annualized.

54  The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               Moderate Allocation Fund
                                                                Year         8/9/04 (a)
                                                               Ended             To
                                                              7/31/06         7/31/05
CLASS C
Net asset value, beginning of period                          $ 10.68        $ 10.00
                                                              -------        -------
Increase from investment operations:
  Net investment income (b)                                   $  0.07        $  0.05
  Net realized and unrealized gain on investments                0.35           0.87
                                                              -------        -------
   Net increase from investment operations                    $  0.42        $  0.92
                                                              -------        -------
Distributions to shareowners:
  Net investment income                                       $ (0.01)       $ (0.01)
  Net realized gain                                             (0.24)         (0.23)
                                                              -------        -------
Net increase in net asset value                               $  0.17        $  0.68
                                                              -------        -------
Net asset value, end of period                                $ 10.85        $ 10.68
                                                              =======        ========
Total return*                                                    4.06%          9.32%***
Ratio of net expenses to average net assets+                     1.42%          1.67%**
Ratio of net investment income to average
  net assets                                                     0.60%          0.44%**
Portfolio turnover rate                                            52%            19%**
Net assets, end of period (in thousands)                      $32,416        $15,223
Ratios with no waivers of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                                   1.42%          2.03%**
  Net investment income                                          0.60%          0.08%**

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
*** Not Annualized.

The accompanying notes are an integral part of these financial statements.   55

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                        Moderate
                                                                    Allocation Fund
                                                                      9/23/05 (a)
                                                                          To
                                                                        7/31/06
CLASS Y
Net asset value, beginning of period                                 $ 11.18
                                                                     -------
Increase from investment operations:
  Net investment income (b)                                          $  0.17
  Net realized and unrealized gain on investments                       0.40
                                                                     -------
   Net increase from investment operations                           $  0.57
                                                                     -------
Distributions to shareowners:
  Net investment income                                              $ (0.08)
  Net realized gain                                                    (0.24)
                                                                     -------
Net increase in net asset value                                      $  0.25
                                                                     -------
Net asset value, end of period                                       $ 11.43
                                                                     =======
Total return*                                                           5.19%***
Ratio of net expenses to average net assets+                            0.28%**
Ratio of net investment income to average
  net assets                                                            1.79%**
Portfolio turnover rate                                                   52%**
Net assets, end of period (in thousands)                             $27,792
Ratios with no waivers of management fees and assumption of
  expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                          0.28%**
  Net investment income                                                 1.79%**

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account. Total returns for periods less than one year are not annualized.
**  Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
*** Not Annualized.

56  The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  Growth Allocation Fund
                                                                  Year          8/9/04 (a)
                                                                  Ended            To
                                                                 7/31/06        7/31/05
CLASS A
Net asset value, beginning of period                           $  11.50         $  10.00
                                                               --------         --------
Increase from investment operations:
  Net investment income (b)                                    $   0.09         $   0.08
  Net realized and unrealized gain on investments                  0.63             1.70
                                                               --------         --------
   Net increase from investment operations                     $   0.72         $   1.78
                                                               --------         --------
Distributions to shareowners:
  Net investment income                                        $  (0.05)        $  (0.03)
  Net realized gain                                               (0.13)           (0.25)
                                                               --------         --------
Net increase in net asset value                                $   0.54         $   1.50
                                                               --------         --------
Net asset value, end of period                                 $  12.04         $  11.50
                                                               ========         ========
Total return*                                                      6.29%           17.96%***
Ratio of net expenses to average net assets+                       0.74%            0.81%**
Ratio of net investment income to average
  net assets                                                       0.74%            0.69%**
Portfolio turnover rate                                              27%               2%**
Net assets, end of period (in thousands)                       $116,161         $ 31,212
Ratios with no waivers of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                                     0.74%            1.42%**
  Net investment income                                            0.74%            0.08%**

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
*** Not Annualized.

The accompanying notes are an integral part of these financial statements.   57

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  Growth Allocation Fund
                                                                  Year          8/9/04 (a)
                                                                  Ended             To
                                                                 7/31/06         7/31/05
CLASS B
Net asset value, beginning of period                            $ 10.50         $  10.00
                                                                -------         --------
Increase from investment operations:
  Net investment income (loss) (b)                              $ (0.01)        $   0.01
  Net realized and unrealized gain on investments                  0.59             0.74
                                                                -------         --------
   Net increase from investment operations                      $  0.58         $   0.75
                                                                -------         --------
Distributions to shareowners:
  Net investment income                                         $ (0.02)        $      -
  Net realized gain                                               (0.13)           (0.25)
                                                                -------         --------
Net increase in net asset value                                 $  0.43         $   0.50
                                                                -------         --------
Net asset value, end of period                                  $ 10.93         $  10.50
                                                                =======         ========
Total return*                                                      5.53%            7.59%***
Ratio of net expenses to average net assets+                       1.52%            1.71%**
Ratio of net investment income to average
  net assets                                                      (0.04)%           0.05%**
Portfolio turnover rate                                              27%               2%
Net assets, end of period (in thousands)                        $61,373         $ 10,219
Ratios with no waivers of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                                     1.57%            2.27%**
  Net investment income (loss)                                    (0.08)%          (0.51)%**

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
*** Not Annualized.

58  The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  Growth Allocation Fund
                                                                  Year         8/9/04 (a)
                                                                 Ended             To
                                                                7/31/06          7/31/05
CLASS C
Net asset value, beginning of period                            $ 11.10        $  10.00
                                                                -------        --------
Increase from investment operations:
  Net investment income (loss) (b)                              $     -        $  (0.01)
  Net realized and unrealized gain on investments                  0.61            1.37
                                                                -------        --------
   Net increase from investment operations                      $  0.61        $   1.36
                                                                -------        --------
Distributions to shareowners:
  Net investment income                                         $     -        $  (0.01)
  Net realized gain                                               (0.13)          (0.25)
                                                                -------        --------
Net increase in net asset value                                 $  0.48        $   1.10
                                                                -------        --------
Net asset value, end of period                                  $ 11.58        $  11.10
                                                                =======        ========
Total return*                                                      5.51%          13.67%***
Ratio of net expenses to average net assets+                       1.46%           1.71%**
Ratio of net investment income (loss) to average
  net assets**                                                     0.02%          (0.07)%**
Portfolio turnover rate***                                           27%              2%**
Net assets, end of period (in thousands)                        $33,315        $ 14,874
Ratios with no waivers of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                                     1.46%           2.13%**
  Net investment income (loss)                                     0.02%          (0.49)%**

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
*** Not Annualized.

 The accompanying notes are an integral part of these financial statements.  59

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                          Growth
                                                                      Allocation Fund
                                                                        9/23/05 (a)
                                                                           To
                                                                         7/31/06
CLASS Y
Net asset value, beginning of period                                 $ 11.54
                                                                     -------
Increase from investment operations:
  Net investment income (b)                                          $  0.13
  Net realized and unrealized gain on investments                       0.65
                                                                     -------
   Net increase from investment operations                           $  0.78
                                                                     -------
Distributions to shareowners:
  Net investment income                                              $ (0.06)
  Net realized gain                                                    (0.13)
                                                                     -------
Net increase in net asset value                                      $  0.59
                                                                     -------
Net asset value, end of period                                       $ 12.13
                                                                     =======
Total return*                                                           6.84%***
Ratio of net expenses to average net assets+                            0.32%**
Ratio of net investment income to average net assets                    1.23%**
Portfolio turnover rate                                                   27%**
Net assets, end of period (in thousands)                             $ 3,068
Ratios with no waivers of management fees and assumption of
  expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                          0.32%**
  Net investment income                                                 1.23%**

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
*** Not Annualized.

60  The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Aggressive Allocation Fund
                                                                 Year         8/9/04 (a)
                                                                Ended             To
                                                               7/31/06          7/31/05
CLASS A
Net asset value, beginning of period                          $ 11.82        $  10.00
                                                              -------        --------
Increase from investment operations:
  Net investment income (b)                                   $  0.01        $      -
  Net realized and unrealized gain on investments                0.85            2.14
                                                              -------        --------
   Net increase from investment operations                    $  0.86        $   2.14
                                                              -------        --------
Distributions to shareowners:
  Net investment income                                       $ (0.02)       $      -
  Net realized gain                                             (0.27)          (0.27)
  Return of capital                                                 -           (0.05)
                                                              -------        --------
Net increase in net asset value                               $  0.57        $   1.82
                                                              -------        --------
Net asset value, end of period                                $ 12.39        $  11.82
                                                              =======        ========
Total return*                                                    7.30%          21.57%***
Ratio of net expenses to average net assets+                     0.82%           0.86%**
Ratio of net investment income (loss) to average
  net assets                                                     0.10%          (0.04%)**
Portfolio turnover rate                                            51%              3%**
Net assets, end of period (in thousands)                      $84,775        $ 20,689
Ratios with no waivers of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                                   0.82%           2.14%**
  Net investment income (loss)                                   0.10%          (1.31%)**

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
*** Not Annualized.

The accompanying notes are an integral part of these financial statements.   61

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Aggressive Allocation Fund
                                                                Year          8/9/04 (a)
                                                                Ended             To
                                                               7/31/06          7/31/05
CLASS B
Net asset value, beginning of period                          $ 11.39         $  10.00
                                                              -------         --------
Increase from investment operations:
  Net investment (loss) (b)                                   $ (0.08)        $  (0.03)
  Net realized and unrealized gain on investments                0.80             1.72
                                                              -------         --------
   Net increase from investment operations                    $  0.72         $   1.69
                                                              -------         --------
Distributions to shareowners:
  Net investment income                                             -                -
  Net realized gain                                           $ (0.27)        $  (0.27)
  Return of capital                                                 -            (0.03)
                                                              -------         --------
Net increase in net asset value                               $  0.45         $   1.39
                                                              -------         --------
Net asset value, end of period                                $ 11.84         $  11.39
                                                              =======         ========
Total return*                                                    6.36%           17.02%***
Ratio of net expenses to average net assets+                     1.64%            1.76%**
Ratio of net investment (loss) to average
  net assets                                                    (0.70)%          (0.26)%**
Portfolio turnover rate                                            51%               3%
Net assets, end of period (in thousands)                      $30,382         $  5,845
Ratios with no waivers of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                                   1.69%            2.81%**
  Net investment (loss)                                         (0.75)%          (1.31)%**

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
*** Not Annualized.

62  The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Aggressive Allocation Fund
                                                                Year          8/9/04 (a)
                                                                Ended             To
                                                               7/31/06          7/31/05
CLASS C
Net asset value, beginning of period                          $ 11.54         $  10.00
                                                              -------         --------
Increase from investment operations:
  Net investment (loss) (b)                                   $ (0.08)        $  (0.04)
  Net realized and unrealized gain on investments                0.81             1.88
                                                              -------         --------
   Net increase from investment operations                    $  0.73         $   1.84
                                                              -------         --------
Distributions to shareowners:
  Net investment income                                       $     -         $      -
  Net realized gain                                             (0.27)           (0.27)
  Return of capital                                                 -            (0.03)
                                                              -------         --------
Net increase in net asset value                               $  0.46         $   1.54
                                                              -------         --------
Net asset value, end of period                                $ 12.00         $  11.54
                                                              =======         ========
Total return*                                                    6.37%           18.52%***
Ratio of net expenses to average net assets+                     1.56%            1.76%**
Ratio of net investment (loss) to average
  net assets                                                    (0.64)%          (0.39)%**
Portfolio turnover rate                                            51%               3%**
Net assets, end of period (in thousands)                      $15,524         $  7,144
Ratios with no waivers of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                                   1.56%            2.74%**
  Net investment (loss)                                         (0.64)%          (1.37)%**

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
*** Not Annualized.

The accompanying notes are an integral part of these financial statements.   63

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                    Aggressive
                                                                  Allocation Fund
                                                                    9/23/05 (a)
                                                                        To
                                                                      7/31/06
CLASS Y
Net asset value, beginning of period                                 $ 11.87
                                                                     -------
Increase from investment operations:
  Net investment income (b)                                          $  0.06
                                                                     -------
  Net realized and unrealized gain on investments                       0.78
                                                                     -------
   Net increase from investment operations                           $  0.84
                                                                     -------
Distributions to shareowners:
  Net investment income                                              $ (0.03)
  Net realized gain                                                    (0.27)
                                                                     -------
Net increase in net asset value                                      $  0.54
                                                                     -------
Net asset value, end of period                                       $ 12.41
                                                                     =======
Total return*                                                           7.13%***
Ratio of net expenses to average net assets+                            0.37%**
Ratio of net investment income to average net assets                    0.63%**
Portfolio turnover rate                                                   51%**
Net assets, end of period (in thousands)                             $ 4,607
Ratios with no waivers of management fees and assumption of
  expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                          0.37%**
  Net investment income                                                 0.63%**

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
*** Not Annualized.

64  The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 7/31/06
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Ibbotson Asset Allocation Series (the Trust) was organized as a Delaware statutory trust on April 22, 2004 (amended July 1, 2004) and was registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust consists of four separate funds, each issuing four classes of shares (collectively, the Funds, individually, the Fund) as follows:

Pioneer Ibbotson Conservative Allocation Fund (Conservative Fund) Pioneer Ibbotson Moderate Allocation Fund (Moderate Fund) Pioneer Ibbotson Growth Allocation Fund (Growth Fund) Pioneer Ibbotson Aggressive Allocation Fund (Aggressive Fund)

The investment objective of the Conservative Fund is to seek long-term capital growth and current income. The Moderate Fund seeks long-term capital growth and current income. The Growth Fund seeks long-term capital growth and current income. The Aggressive Fund seeks long-term capital growth.

Each Fund is a "fund of funds," which means that it seeks to achieve its investment objective by investing exclusively in other Pioneer Investment funds ("underlying funds") managed by Pioneer Investment Management, Inc. (PIM) rather than direct investment in securities. In the future, the Funds also may invest in regulated investment companies (Third Party Managed Assets) that are not managed by PIM. The Funds indirectly pay a portion of the expenses incurred by the underlying funds. Consequently, an investment in the Funds entails more direct and indirect expenses than direct investment in the underlying funds.

Each Fund offers four classes of shares designated Class A, Class B, Class C and Class Y. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively.

The financial statements have been prepared in accordance with United States generally accepted accounting principles that require the management of the Fund to make estimates and assumptions

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 7/31/06                              (continued)
--------------------------------------------------------------------------------

that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements, which are in conformity with those generally accepted in the investment company industry.


A.  Security Valuation

    Security transactions are recorded as of the trade date. The net asset value is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, holdings of mutual fund shares are valued at the net asset value of each fund. Dividend income is recorded on the ex-dividend date. Temporary cash investments are valued at amortized cost.


    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and Federal income tax purposes.


B.  Federal Income Taxes

    It is the Funds' policy to comply with the requirements of the Internal Revenue Service Code applicable to regulated investment companies and to distribute all taxable income and net realized capital gains, if any, to shareholders. Therefore, no Federal income tax provisions are required.

    The amount and characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Funds' distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    The Pioneer Ibbotson Aggressive Allocation Fund had a net capital loss carryforward of $1,622,949, which will expire in 2011 if not utilized.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------

At July 31, 2006, the Funds made reclassifications as listed below. These reclassifications have no impact on the net asset values of the respective Funds and are designed to present the Funds' capital accounts on a tax basis.


                                       Undistributed        Accumulated
                                      Net Investment      Realized Gain/        Paid-In
Portfolio                              Income (Loss)          (Loss)            Capital
------------------------------------------------------------------------------------------
   Conservative Allocation Fund      $10,052             $   (9,926)         $    (126)
   Moderate Allocation Fund          465,488             (5,201,426)         4,735,938
   Growth Allocation Fund            419,028             (1,446,656)         1,027,628
   Aggressive Allocation Fund        308,485             (4,616,245)         4,307,760

The tax character of distributions paid during the year ended July 31, 2006 was as follows:


                            Ordinary         Long-Term        Return of
Fund                         Income        Capital Gains       Capital         Total
---------------------------------------------------------------------------------------
   Conservative Fund      $  42,282          $    5,745      -             $  48,027
   Moderate Fund          1,203,891           5,304,864      -             6,508,755
   Growth Fund              467,663           1,821,408      -             2,289,071
   Aggressive Fund           99,271           2,267,135      -             2,366,406

The tax character of distributions paid during the period ended July 31, 2005 was as follows:


                           Ordinary       Long-Term       Return of
Fund                        Income      Capital Gains      Capital        Total
----------------------------------------------------------------------------------
   Conservative Fund             -            -                -              -
   Moderate Fund          $115,810     $334,398                -       $450,208
   Growth Fund            $ 55,896     $284,147                -       $340,043
   Aggressive Fund        $  1,317     $175,494          $25,381       $202,192

The following shows the components of distributable earnings on a federal income tax basis at July 31, 2006:


                           Undistributed      Undistributed      Net Unrealized
                              Ordinary          Long-Term         Appreciation
Fund                           Income         Capital Gains      (Depreciation)
-------------------------------------------------------------------------------
   Conservative Fund         $  149,065         $   54,123        $   (42,757)
   Moderate Fund              2,083,330          1,198,296          8,903,320
   Growth Fund                  672,433          2,078,431         10,213,394
   Aggressive Fund               75,141            870,314          8,818,941

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 7/31/06                              (continued)
--------------------------------------------------------------------------------

    The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.


C.  Fund Shares

    The Board of Trustees has authorized the issuance of four classes of shares, designated as Class A, Class B, Class C and Class Y. Additional classes of shares have been authorized but are not referenced in the Fund's prospectus. For the Conservative Allocation Fund, Class A, Class B and Class C shares were offered for sale to the public on May 12, 2005. Class Y shares were offered for sale to the public on October 5, 2005. For the Moderate Allocation, Growth Allocation and Aggressive Allocation Funds, Class A, Class B and Class C shares were offered for sale to the public on August 9, 2004. Class Y shares of the Funds were first publicly offered on the following dates: Moderate Allocation on 9/26/05, Growth Allocation on 9/26/05 and Aggressive Allocation on 9/26/05. Shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A, Class B, and Class C shareowners have exclusive voting rights with respect to distribution plans for each class. There is no distribution plan for Class Y.

    The Funds record sales and repurchases of Fund shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Funds and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned the following in underwriting commissions during the year ended July 31, 2006:


Fund                         Amount
-------------------------------------
  Conservative Fund        $ 26,958
  Moderate Fund            $154,264
  Growth Fund              $241,185
  Aggressive Fund          $151,210

D.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of each Fund, respectively, (see Note 4). Share owners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services,

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by each of the Funds with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.

E.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Funds, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of the purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Funds' custodian, or subcustodians. The Fund's investment adviser, PIM is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.  Management Agreement
PIM, a wholly owned indirect subsidiary of UniCredito Italiano, is the Funds' investment adviser, and manages the Funds' portfolios. Management fees are calculated daily at the following annual rates on Pioneer managed assets:


                             Management Fee as a Percentage
                                 of each Fund's Average
Fund                                Daily Net Assets
----                         ------------------------------
  Conservative Fund                      0.13%
  Moderate Fund                          0.13%
  Growth Fund                            0.13%
  Aggressive Fund                        0.13%

For each Fund, management fees will be calculated daily at a 0.17% annual rate on any Third Party managed assets.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 7/31/06                              (continued)
--------------------------------------------------------------------------------

PIM has entered into a sub-advisory agreement with Ibbotson Associates, LLC. PIM, not the Funds, pays a portion of the fee it receives from each Fund to Ibbotson Associates as compensation for its services to the Funds.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Funds. At July 31, 2006, the following fees were payable to PIM relating to management fees and certain other services and are included in due to affiliates:


Fund                                Amount
----                                ------
  Conservative Fund                $30,447
  Moderate Fund                    $56,463
  Growth Fund                      $43,739
  Aggressive Fund                  $33,409

From August 1, 2005 through August 31, 2005, PIM did not impose all or a portion of its management fees and assumed other operating expenses of the Funds to the extent necessary to limit Class A, Class B and Class C expenses to the following annual expense limitations:


Fund                        Class A         Class B         Class C
--------------------------------------------------------------------------------
 Conservative Fund           .78%            1.68%           1.68%
 Moderate Fund               .74%            1.64%           1.64%
 Growth Fund                 .79%            1.69%           1.69%
 Aggressive Fund             .85%            1.75%           1.75%

Effective September 1, 2005, PIM has further agreed to not impose all or a portion of its management fees and assume other operating expenses of the Funds to the extent necessary to limit Class A, Class B and Class C expenses to the following annual expense limitations:


Fund                        Class A         Class B         Class C
--------------------------------------------------------------------------------
 Conservative Fund           .78%            1.68%           1.68%
 Moderate Fund               .74%            1.52%           1.52%
 Growth Fund                 .79%            1.57%           1.57%
 Aggressive Fund             .85%            1.64%           1.64%

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------

3.  Transfer Agent
PIMSS provides substantially all transfer agent and shareowner services to the Funds at negotiated rates. Included in due to affiliates are the following amounts of transfer agent fees payable to PIMSS at July 31, 2006:

Fund                                Amount
----                                ------
  Conservative Fund                $ 1,274
  Moderate Fund                    $12,445
  Growth Fund                      $34,442
  Aggressive Fund                  $15,631

4.  Distribution and Service Plans
The Funds have adopted Plans of Distribution with respect to Class A, Class B and Class C shares (Class A Plan, Class B Plan and Class C Plan, respectively) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Funds pay PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Funds pay PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. At July 31, 2006 the following fees were payable to PFD relating to distribution and service fees and are included in due to affiliates:


Fund                                Amount
----                                ------
  Conservative Fund               $  8,783
  Moderate Fund                   $106,519
  Growth Fund                     $104,531
  Aggressive Fund                 $ 57,858

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 7/31/06                              (continued)
--------------------------------------------------------------------------------

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within five years of purchase will be subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. For the year ended July 31, 2006, the following CDSC's were paid to PFD:


Fund                                Amount
----                                ------
  Conservative Fund               $  6,829
  Moderate Fund                   $139,244
  Growth Fund                     $152,049
  Aggressive Fund                 $ 80,172

5.  Merger Information
On September 22, 2005, the beneficial owners of certain AmSouth Funds approved a proposed merger agreement and Plan of Reorganization that provided for the mergers listed below. These tax-free reorganizations were accomplished on September 26, 2005 by exchanging all of the AmSouth Fund's net assets for shares of the applicable Pioneer Ibbotson Fund, based upon the Fund's Class A, Class B and Class Y shares' ending net asset values, respectively. The following charts show the details of the reorganizations as of that closing date ("Closing Date"):

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                              Pioneer                   AmSouth                   AmSouth                   Pioneer
                             Moderate                 Growth and              Moderate Growth              Moderate
                          Allocation Fund             Income Fund             and Income Fund           Allocation Fund
                       (Pre-Reorganization)      (Pre-Reorganization)      (Pre-Reorganization)      (Post-Reorganization)
--------------------------------------------------------------------------------------------------------------------------
Net Assets
Class A                     $40,918,497              $ 47,985,562               $20,156,983              $109,061,042
Class B                     $11,519,608              $ 19,432,527               $13,837,388              $ 44,789,524
Class C                     $17,124,590                                                                  $ 17,124,590
Class Y                                                                                                  $ 54,096,317
Class I                                              $ 40,453,115               $13,643,202
Total Net Assets            $69,562,695              $107,871,204               $47,637,573              $225,071,473
Shares
  Outstanding
Class A                       3,660,813                 4,708,295                 2,060,226                 9,756,384
Class B                       1,068,504                 1,914,637                 1,423,053                 4,155,001
Class C                       1,602,231                                                                     1,602,231
Class Y                                                                                                     4,838,972
Class I                                                 3,953,925                 1,390,285
Shares Issued in
  Reorganization
Class A                                                                                                     6,095,571
Class B                                                                                                     3,086,496
Class Y                                                                                                     4,838,972


                                      Unrealized
                                     Appreciation              Accumulated Gain
                                      On Closing                  On Closing
                                         Date                        Date
--------------------------------------------------------------------------------
AmSouth Growth and
  Income Fund                         $8,743,400                 $2,595,540
AmSouth Moderate Growth
  and Income Fund                     $1,726,341                 $  851,251

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 7/31/06                              (continued)


                                  Pioneer Growth                        AmSouth                       Pioneer Growth
                                  Allocation Fund                     Growth Fund                     Allocation Fund
                               (Pre-Reorganization)               (Pre-Reorganization)             (Post-Reorganization)
--------------------------------------------------------------------------------------------------------------------------
Net Assets
Class A                           $38,438,637                         $29,688,353                        $ 68,126,990
Class B                           $12,106,330                         $30,697,135                        $ 42,803,465
Class C                           $16,868,540                                                            $ 16,868,540
Class Y                                                                                                  $  7,798,364
Class I                                                               $ 7,798,364
Total Net Assets                  $67,413,507                         $68,183,852                        $135,597,359
Shares
  Outstanding
Class A                             3,332,335                           3,007,670                           5,905,091
Class B                             1,149,798                           3,155,064                           4,065,072
Class C                             1,516,287                                                               1,516,287
Class Y                                                                                                       675,780
Class I                                                                   786,487
Shares Issued in
  Reorganization
Class A                                                                                                     2,572,757
Class B                                                                                                     2,915,273
Class Y                                                                                                       675,780


                               Unrealized
                               Appreciation          Accumulated Gain
                                On Closing              On Closing
                                   Date                   Date
--------------------------------------------------------------------------------
AmSouth Growth Fund             $5,108,682             $1,905,046

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                Pioneer Aggressive                AmSouth Aggressive                Pioneer Aggressive
                                  Allocation Fund                     Growth Fund                     Allocation Fund
                               (Pre-Reorganization)              (Pre-Reorganization)              (Post-Reorganization)
---------------------------------------------------------------------------------------------------------------------------
Net Assets
Class A                             $25,582,418                       $20,930,973                        $46,513,391
Class B                             $ 7,003,626                       $15,538,420                        $22,542,046
Class C                             $ 8,276,330                                                          $ 8,276,330
Class Y                                                                                                  $14,847,156
Class I                                                               $14,847,156
Total Net Assets                    $40,862,374                       $51,316,549                        $92,178,923
Shares
  Outstanding
Class A                               2,154,549                         2,128,158                          3,917,819
Class B                                 613,143                         1,653,405                          1,973,727
Class C                                 715,365                                                              715,365
Class Y                                                                                                    1,250,780
Class I                                                                 1,509,339
Shares Issued in
  Reorganization
Class A                                                                                                    1,763,269
Class B                                                                                                    1,360,585
Class Y                                                                                                    1,250,780


                               Unrealized
                               Appreciation          Accumulated Gain
                                On Closing              On Closing
                                   Date                   Date
--------------------------------------------------------------------------------
AmSouth Aggressive
  Growth Fund                   $6,818,836             $1,802,796

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 7/31/06                              (continued)
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (unaudited)

For the fiscal year ended July 31, 2006, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act (the Act) of 2003. The Funds designated up to the maximum amount of such dividends allowable under the Act, as taxed at a maximum rate of 15%. Complete information was computed and reported in conjunction with your 2005 Form 1099-DIV.

The qualifying percentage of ordinary income dividends for the purposes of the corporate dividends received deduction was:


  Moderate Fund                20.29%
  Growth Fund                  47.65%
  Aggressive Fund             100.00%
  Conservative Fund             7.80%

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareowners of Pioneer Ibbotson Asset Allocation Series:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Pioneer Ibbotson Asset Allocation Series (the "Funds", comprising, respectively, the Pioneer Ibbotson Conservative Allocation Fund, the Pioneer Ibbotson Moderate Allocation Fund, the Pioneer Ibbotson Growth Allocation Fund and the Pioneer Ibbotson Aggressive Allocation Fund) as of July 31, 2006, and the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2006, by correspondence with the Funds' custodian and the transfer agent of the underlying funds. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting the Pioneer Ibbotson Asset Allocation Series at July 31, 2006, the results of their operations, the changes in their net assets and the financial highlights for each of the periods then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/Ernest & Young LLP

Boston, Massachusetts
September 15, 2006

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Investment Subadviser
Ibbotson Associates Advisors, LLC

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Trustees and Officers
The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees may serve as a trustee of each of the 91 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com and on the SEC's web site at http://www.sec.gov.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                                 Positions Held           Length of Service
Name and Age                     With the Fund            and Term of Office
John F. Cogan, Jr. (80)*         Chairman of the          Trustee since 2004.
                                 Board, Trustee           Serves until successor
                                 and President            trustee is elected or
                                                          earlier retirement or
                                                          removal.


                                                                                                  Other Directorships Held
Name and Age                        Principal Occupation During Past Five Years                     by this Trustee
John F. Cogan, Jr. (80)*            Deputy Chairman and a Director of Pioneer Global Asset          Chairman (until
                                    Management S.p.A. ("PGAM"); Non-Executive Chairman              June 2006) and Director
                                    and a Director of Pioneer Investment Management USA             of ICI Mutual Insurance
                                    Inc. ("PIM-USA"); Chairman and a Director of Pioneer;           Company; Director
                                    Chairman and Director of Pioneer Institutional Asset            of Harbor
                                    Management, Inc. (since 2006), Director of Pioneer              Global Company, Ltd.
                                    Alternative Investment Management Limited (Dublin);
                                    President and a Director of Pioneer Alternative
                                    Investment Management (Bermuda) Limited and
                                    affiliated funds; Director of PIOGLOBAL Real Estate
                                    Investment Fund (Russia) (until June 2006); Director
                                    of Nano-C, Inc. (since 2003); Director of Cole
                                    Investment Corporation (since 2004); Director of
                                    Fiduciary Counseling, Inc.; President and Director of
                                    Pioneer Funds Distributor, Inc. ("PFD") (until May
                                    2006); President of all of the Pioneer Funds; and Of
                                    Counsel, Wilmer Cutler Pickering Hale and Dorr LLP
                                    (counsel to PIM-USA and the Pioneer Funds)

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

David R. Bock (62)**                 Trustee             Trustee since 2005.
3050 K. Street NW,                                       Serves until successor
Washington, DC 20007                                     trustee is elected or
                                                         earlier retirement or
                                                         removal.


David R. Bock (62)**                 Senior Vice President and Chief Financial Officer, I-trax,      Director of The Enterprise
3050 K. Street NW,                   Inc. (publicly traded health care services company)             Social Investment Company
Washington, DC 20007                 (2001 - present); Managing Partner, Federal City                (privately-held affordable
                                     Capital Advisors (boutique merchant bank) (2002                 housing finance company);
                                     to 2004); Executive Vice President and Chief Financial          Director of New York
                                     Officer, Pedestal Inc. (internet-based mortgage trading         Mortgage Trust (publicly
                                                            company) (2000 - 2002).                  traded mortgage REIT)
**Mr. Bock became a Trustee of the Fund on January 1, 2005.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                                Positions Held   Length of Service
Name and Age                    With the Fund    and Term of Office
Mary K. Bush (58)               Trustee          Trustee since 2004.
3509 Woodbine Street,                            Serves until successor
Chevy Chase, MD 20815                            trustee is elected or
                                                 earlier retirement or
                                                 removal.
--------------------------------------------------------------------------------

Margaret B.W. Graham (59)       Trustee          Trustee since 2004.
1001 Sherbrooke Street West,                     Serves until successor
Montreal, Quebec, Canada                         trustee is elected or
H3A 1G5                                          earlier retirement or
                                                 removal.
--------------------------------------------------------------------------------

Thomas J. Perna (55)            Trustee          Trustee since February
89 Robbins Avenue,                               2006. Serves until
Berkeley Heights, NJ 07922                       successor trustee is
                                                 elected or earlier
                                                 retirement or removal.
--------------------------------------------------------------------------------

Marguerite A. Piret (58)        Trustee          Trustee since
One Boston Place, 28th Floor,                    2004.Serves until
Boston, MA 02108                                 successor trustee
                                                 is elected or earlier
                                                 retirement or removal.
--------------------------------------------------------------------------------



                                                                                                  Other Directorships Held
Name and Age                        Principal Occupation During Past Five Years                   by this Trustee
Mary K. Bush (58)                   President, Bush International (international financial        Director of Brady
3509 Woodbine Street,               advisory firm).                                               Corporation (industrial
Chevy Chase, MD 20815                                                                             identification and specialty
                                                                                                  coated material products
                                                                                                  manufacturer), Director of
                                                                                                  Briggs & Stratton Co.
                                                                                                  (engine manufacturer)
                                                                                                  Director of Mortgage
                                                                                                  Guaranty Insurance
                                                                                                  Corporation, and Director
                                                                                                  of UAL Corporation (airline
                                                                                                  holding company)
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (59)           Founding Director, The Winthrop Group, Inc.                   None
1001 Sherbrooke Street West,        (consulting firm); Desautels, Faculty of Management,
Montreal, Quebec, Canada            McGill University.
H3A 1G5
------------------------------------------------------------------------------------------------------------------------------------

Thomas J. Perna (55)                Private investor (2004 - present); Senior Executive           Director of Quadriserv Inc.
89 Robbins Avenue,                  Vice President, The Bank of New York (financial and           (technology products for
Berkeley Heights, NJ 07922          securities services) (1986 - 2004).                           securities lending
                                                                                                  industry)
------------------------------------------------------------------------------------------------------------------------------------

Marguerite A. Piret (58)            President and Chief Executive Officer, Newbury, Piret &       Director of New America
One Boston Place, 28th Floor,       Company, Inc. (investment banking firm).                      High Income Fund, Inc.
Boston, MA 02108                                                                                  (closed-end investment
                                                                                                  company)
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                Positions Held   Length of Service
Name and Age                    With the Fund    and Term of Office
John Winthrop (70)              Trustee          Trustee since
One North Adgers Wharf,                          2004.Serves until
Charleston, SC 29401                             successor trustee
                                                 is elected or earlier
                                                 retirement or removal.
--------------------------------------------------------------------------------


                                                                                                  Other Directorships Held
Name and Age                        Principal Occupation During Past Five Years                   by this Trustee
John Winthrop (70)                  President, John Winthrop & Co., Inc.                          None
One North Adgers Wharf,             (private investment firm).
Charleston, SC 29401


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

Osbert M. Hood (53)**           Executive Vice   Trustee since 2004.
                                President        Serves at the
                                                 discretion of Board.
--------------------------------------------------------------------------------

Dorothy E. Bourassa (58)        Secretary        Since 2004.
                                                 Serves at the
                                                 discretion of Board.
--------------------------------------------------------------------------------


Osbert M. Hood (53)**               President and Chief Executive Officer, PIM-USA since          Trustee of certain
                                    May 2003 (Director since January 2001; Executive Vice         Pioneer Funds.
                                    President and Chief Operating Officer from November
                                    2000 - May 2003); Director of PGAM since June 2003;
                                    President and Director of Pioneer since May 2003;
                                    President and Director of Pioneer Institutional Asset
                                    Management, Inc. since February 2006; Chairman and
                                    Director of Pioneer Investment Management Shareholder
                                    Services, Inc. ("PIMSS") since May 2003; Director of
                                    PFD since May 2006; Director of Oak Ridge
                                    Investments, L.L.C. (a registered investment adviser
                                    in which PIM USA owns a minority interest) since
                                    January 2005; Director of Vanderbilt Capital
                                    Advisors, LLC (an institutional investment adviser
                                    wholly-owned by PIM USA) since June 2006; Executive
                                    Vice President of all of the Pioneer Funds since June
                                    2003
------------------------------------------------------------------------------------------------------------------------------------

Dorothy E. Bourassa (58)           Secretary of PIM-USA; Senior Vice President - Legal            None
                                   of Pioneer; and Secretary/Clerk of most of PIM-USA's
                                   subsidiaries; Secretary of all of the Pioneer Funds
                                   since September 2003 (Assistant Secretary from
                                   November 2000 to September 2003).
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                                  Positions Held            Length of Service
Name and Age                      With the Fund             and Term of Office
Christopher J. Kelley (41)        Assistant Secretary       Since 2004.
                                                            Serves at the
                                                            discretion of Board.
--------------------------------------------------------------------------------
Christopher P. Harvey (45)        Assistant Secretary       Since 2006.
                                                            Serves at the
                                                            discretion of Board.
--------------------------------------------------------------------------------
Vincent Nave (61)                 Treasurer                 Since 2004.
                                                            Serves at the
                                                            discretion of Board.
--------------------------------------------------------------------------------
Mark E. Bradley (46)              Assistant Treasurer       Since 2004.
                                                            Serves at the
                                                            discretion of Board.
--------------------------------------------------------------------------------
Luis I. Presutti (41)             Assistant Treasurer       Since 2004.
                                                            Serves at the
                                                            discretion of Board.
--------------------------------------------------------------------------------
Gary Sullivan (48)                Assistant Treasurer       Since 2004.
                                                            Serves at the
                                                            discretion of Board.
--------------------------------------------------------------------------------


                                                                                                   Other Directorships Held
Name and Age                          Principal Occupation During Past Five Years                  by this Trustee
Christopher J. Kelley (41)            Vice President and Senior Counsel of Pioneer since           None
                                      July 2002; Vice President and Senior Counsel of
                                      BISYS Fund Services, Inc. (April 2001 to June
                                      2002); Senior Vice President and Deputy General
                                      Counsel of Funds Distributor, Inc. (July 2000 to
                                      April 2001; Assistant Secretary of all Pioneer
                                      Funds since September 2003.
------------------------------------------------------------------------------------------------------------------------------------
Christopher P. Harvey (45)            Partner, Wilmer Cutler Pickering Hale and Dorr LLP; and      None
                                      Assistant Secretary of all Pioneer Funds since
                                      July 2006.
------------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (61)                     Vice President - Fund Accounting, Administration             None
                                      and Controllership Services of Pioneer; and Treasurer
                                      of all of the Pioneer Funds.
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (46)                  Deputy Treasurer of Pioneer since 2004; Treasurer            None
------------------------------------------------------------------------------------------------------------------------------------
                                      and Senior Vice President, CDC IXIS Asset
                                      Management Services from 2002 to 2003; Assistant
                                      Treasurer and Vice President, MFS Investment
                                      Management from 1997 to 2002; and Assistant
                                      Treasurer of all of the Pioneer Funds since
                                      November 2004.
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (41)                 Assistant Vice President - Fund Accounting,                  None
                                      Administration and Controllership Services of Pioneer;
                                      and Assistant Treasurer of all of the Pioneer Funds.
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (48)                    Fund Accounting Manager - Fund Accounting,                   None
                                      Administration and Controllership Services of
                                      Pioneer; and Assistant Treasurer of all of the
                                      Pioneer Funds since May 2002.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                     Positions Held                     Length of Service
Name and Age                         With the Fund                      and Term of Office
Katherine Kim Sullivan (32)          Assistant Treasurer                Since 2004.
                                                                        Serves at the
                                                                        discretion of Board.
------------------------------------------------------------------------------------------------
Terrence J. Cullen (45)              Chief Compliance                   Since 2006.
                                     Officer                            Serves at the
                                                                        discretion of Board.
------------------------------------------------------------------------------------------------

                                                                                                   Other Directorships Held
Name and Age                          Principal Occupation During Past Five Years                  by this Trustee
Katherine Kim Sullivan (32)           Fund administration Manager - Fund Accounting,               None
                                      Administration and Controllership Services since
                                      June 2003; Assistant Vice President - Mutual Fund
                                      Operations of State Street Corporation from June 2002
                                      to June 2003 (formerly Deutsche Bank Asset
                                      Management); Pioneer Fund Accounting, Administration
                                      and Controllership Services (Fund Accounting Manager
                                      from August 1999 to May 2002) and Assistant
                                      Treasurer of all Pioneer Funds since September 2003.
------------------------------------------------------------------------------------------------------------------------------------
Terrence J. Cullen (45)               Chief Compliance Officer of Pioneer and Pioneer              None
                                      Funds since March 2006; Vice President and Senior
                                      Counsel of Pioneer since September 2004; and
                                      Senior Vice President and Counsel, State Street
                                      Research & Management Company (February 1998
                                      to September 2004).
------------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                1-800-225-6292


FactFoneSM for automated fund yields, prices,
account information and transactions                             1-800-225-4321


Retirement plans information                                     1-800-622-0176


Telecommunications Device for the Deaf (TDD)                     1-800-225-1997


Write to us:

PIMSS
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                  ask.pioneer@pioneerinvestments.com
 (for general questions about Pioneer only)

Visit our website:                                   www.pioneerinvestments.com

Please consider the Fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before you invest. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our website www.pioneerfunds.com.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.




ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Series, including fees associated with the filings of its Form N-1A, totaled approximately $132,940 in 2006 and approximately
$132,000 in 2005.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no audit-related services in 2006 or 2005.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled $28,560 in 2006 and $27,200 in 2005.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no other services provided to the Fund during the fiscal years ended July 31, 2006 and 2005.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended July 31, 2006 and 2005, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $28,560 in 2006 and $27,200 in 2005.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's independent auditor, Ernst &
Young LLP ("E&Y"), has advised the Audit
Committee of the Fund's Board of Trustees that E&Ys Spanish affiliate (E&Y Spain) performed certain non-audit work for Pioneer Global
Investments Limited ("PGIL"), an affiliate of the Funds investment adviser. The services involved the receipt and disbursement of monies transferred to E&Y Spain by PGIL in payment of individual payroll and related income tax withholdings due on returns prepared by E&Y Spain for certain PGIL employees located in Spain from February 2001 to October 2005. E&Y became auditors of the Fund in May 2002. These payroll and tax services were discontinued in November 2005. The annual fee received by E&Y Spain for all such services totaled approximately 9,000 Euro per year. E&Y has informed the Audit Committee that based on its internal reviews and the de minimus nature of the services provided and fees received, E&Y does not believe its independence with respect to the Fund has been impaired or that it is disqualified from acting as independent auditors to the Fund.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Ibbotson Asset Allocation Series


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date September 29, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date September 29, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date September 29, 2006

* Print the name and title of each signing officer under his or her signature.